SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]
                         ---------

Post-Effective Amendment No. 10           (333-85567)                        [X]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 12      (File No. 811-7195)                [X]
                           ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on Nov. 7, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and SAI filed herewith are not intended to supersede the prospectuses and SAIs for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity contracts filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-85567, filed on or about July 17, 2001.

The prospectus containing information for the American Express(R) Signature One Variable Annuity filed in the American Enterprise MVA Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-65080, filed on or about October 29, 2001, is incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account

                                  Nov. 7, 2001

American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Performance Information                 p. 3
Calculating Annuity Payouts             p.21

Rating Agencies                         p.22

Principal Underwriter                   p.22

Independent Auditors                    p.23

Financial Statements

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000


                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -


SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                -14.11%        -18.85%        --%        --%     -6.54%
SBND1        Bond Fund (2/00; 10/81)                                  -3.75          -4.46       1.11       5.81       7.89
SCAR1        Capital Resource Fund (2/00; 10/81)                     -21.92         -25.17       7.63      10.68      11.34
SCMG1        Cash Management Fund (2/00; 10/81)                       -4.49          -4.08       1.46       2.27       4.08
SDEI1        Diversified Equity Income Fund (2/00; 9/99)              -1.17         -10.07         --         --      -5.00
SEXI1        Extra Income Fund (2/00; 5/96)                          -17.61         -17.80         --         --      -1.60
SFDI1        Federal Income Fund (2/00; 9/99)                         -1.38          -1.68         --         --      -1.56
SGRO1        Growth Fund (2/00; 9/99)                                -28.98         -26.83         --         --     -11.73
SMGD1        Managed Fund (2/00; 4/86)                                -9.64         -11.44       9.16      10.36       9.24
SNDM1        New Dimensions Fund(R) (2/00; 5/96)                     -17.00         -17.58         --         --      14.20
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                    -7.69          -5.58         --         --       5.06

            AIM V.I.

SCAP1        Capital Appreciation Fund (2/00; 5/93)                  -23.19         -19.23      12.00         --      14.53
SCDV1        Capital Development Fund (2/00; 5/98)                   -10.63          -0.98         --         --       5.25
SVAL1        Value Fund (2/00; 5/93)                                 -23.77         -22.61      12.41         --      14.48

            ALLIANCE VP

SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)         -20.62         -24.55      18.33         --      17.53
STEC1        Technology Portfolio (Class B) (2/00; 1/96)             -35.85         -28.99         --         --      18.23
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)                                    0.82           0.46       1.70         --       3.27


            BARON CAPITAL FUNDS TRUST

SCAS1        Baron Capital Asset Fund - Insurance Shares
             (2/00; 10/98)                                           -11.70         -11.75         --         --      22.82

            CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR1        Emerging Growth Portfolio (2/00; 9/99)(c)               -23.20         -10.73         --         --      13.84

            FIDELITY VIP

SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(d)                                         -6.80         -12.70         --         --      10.82
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)        5.56          22.68         --         --      37.06
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(d)      -26.55         -26.70       6.80       6.75       5.83

            FRANKLIN TEMPLETON VIP TRUST

SRES1        Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)     23.11          20.75       6.88      10.91       7.90
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(e)                                 10.17           2.70         --         --       7.62
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(e)                                 -11.35         -10.47         --         --       0.01

            GOLDMAN SACHS VIT

SCGR1        Capital Growth Fund (2/00; 4/98)                        -12.88         -16.58         --         --       5.98
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)               -13.79         -18.06         --         --       4.17
SGLI1        Global Income Fund (2/00; 1/98)                          -1.28          -1.16         --         --       0.40
SIEQ1        International Equity Fund (2/00; 1/98)                  -21.96         -21.30         --         --       6.26
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -38.07             --         --         --     -37.96



American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000 (continued)


                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES

SAGP1        Aggressive Growth Portfolio:
             Service Shares (2/00; 9/93)(b),(h)                      -46.15%        -38.13%     16.50%        --%     19.29%
SGLT1        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -38.20             --         --         --     -40.21
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(h)        -25.78         -22.71      14.76         --      14.24
SINT1        International Growth Portfolio:
             Service Shares (2/00; 5/94)(h)                          -33.04         -23.96      19.75         --      17.55

            J.P. MORGAN

SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)          -14.05         -19.27      11.31         --      14.65

            LAZARD RETIREMENT SERIES

SREQ1        Equity Portfolio (2/00; 3/98)                            -0.59          -9.46         --         --       1.45
SRIE1        International Equity Portfolio (2/00; 9/98)             -12.86         -18.05         --         --       3.70

            MFS(R)

SNDS1        New Discovery Series - Initial Class (2/00; 5/98)       -19.05         -11.15         --         --      18.03
SRSS1        Research Series - Initial Class (2/00; 7/95)            -12.77         -13.74      13.03         --      14.00
SUTS1        Utilities Series - Initial Class (2/00; 1/95)            -9.30          -2.95      17.50         --      19.89

            ROYCE CAPITAL FUND

SMCC1        Micro-Cap Portfolio (2/00; 12/96)(i)                      9.48           7.92         --         --      13.85
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        24.23          22.48         --         --      12.88

            THIRD AVENUE

SVLU1        Value Portfolio (2/00; 9/99)                             30.54          29.52         --         --      30.22

            WANGER

SISM1        International Small Cap (2/00; 5/95)                    -45.43         -34.62      16.43         --      20.45
SUSC1        U.S. Small Cap (2/00; 5/95)                             -15.54         -16.75      15.38         --      16.33

            WELLS FARGO VT

SEQI1        Equity Income Fund (2/00; 5/96)(j)                        4.47          -7.49         --         --      10.13



Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee, a 0.40% Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000


                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -

SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                 -7.52%        -12.66%        --%        --%     -1.11%
SBND1        Bond Fund (2/00; 10/81)                                   3.75           2.97       2.42       5.81       7.89
SCAR1        Capital Resource Fund (2/00; 10/81)                     -16.00         -19.54       8.65      10.68      11.34
SCMG1        Cash Management Fund (2/00; 10/81)                        2.95           3.39       2.75       2.27       4.08
SDEI1        Diversified Equity Income Fund (2/00; 9/99)               6.56          -3.12         --         --       0.63
SEXI1        Extra Income Fund (2/00; 5/96)                          -11.31         -11.52         --         --      -0.24
SFDI1        Federal Income Fund (2/00; 9/99)                          6.33           6.00         --         --       4.31
SGRO1        Growth Fund (2/00; 9/99)                                -23.67         -21.34         --         --      -6.77
SMGD1        Managed Fund (2/00; 4/86)                                -2.66          -4.61      10.12      10.36       9.24
SNDM1        New Dimensions Fund(R) (2/00; 5/96)                     -10.65         -11.29         --         --      15.11
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                    -0.53           1.76         --         --      11.10

            AIM V.I.

SCAP1        Capital Appreciation Fund (2/00; 5/93)                  -17.38         -13.07      12.87         --      14.74
SCDV1        Capital Development Fund (2/00; 5/98)                    -3.73           6.76         --         --       7.94
SVAL1        Value Fund (2/00; 5/93)                                 -18.01         -16.75      13.28         --      14.69

            ALLIANCE VP

SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)         -14.59         -18.86      19.03         --      17.60
STEC1        Technology Portfolio (Class B) (2/00; 1/96)             -31.14         -23.68         --         --      18.94
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)                                    8.72           8.32       2.98         --       3.46

            BARON CAPITAL FUNDS TRUST

SCAS1        Baron Capital Asset Fund - Insurance Shares
             (2/00; 10/98)                                            -4.89          -4.95         --         --      25.53

            CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR1        Emerging Growth Portfolio (2/00; 9/99)(c)               -17.39          -3.84         --         --      19.71

            FIDELITY VIP

SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(d)                                          0.44          -5.98         --         --      12.08
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)       13.56          30.68         --         --      39.92
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(d)      -21.04         -21.20       7.85       6.75       5.83

            FRANKLIN TEMPLETON VIP TRUST

SRES1        Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)     31.11          28.75       7.93      10.91       7.90
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(e)                                 18.17          10.70         --         --       8.94
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(e)                                  -4.51          -3.56         --         --       1.40

            GOLDMAN SACHS VIT

SCGR1        Capital Growth Fund (2/00; 4/98)                         -6.18         -10.19         --         --       8.64
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)                -7.16         -11.81         --         --       6.68
SGLI1        Global Income Fund (2/00; 1/98)                           6.43           6.57         --         --       2.97
SIEQ1        International Equity Fund (2/00; 1/98)                  -16.05         -15.32         --         --       8.60
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -33.55             --         --         --     -33.43



American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000 (continued)


                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES

SAGP1        Aggressive Growth Portfolio:
             Service Shares (2/00; 9/93)(b),(h)                      -42.33%        -33.62%     17.25%        --%     19.47%
SGLT1        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -33.69             --         --         --     -35.88
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(h)        -20.19         -16.86      15.56         --      14.48
SINT1        International Growth Portfolio:
             Service Shares (2/00; 5/94)(h)                          -28.09         -18.22      20.42         --      17.90

            J.P. MORGAN

SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)           -7.45         -13.12      12.21         --      15.15

            LAZARD RETIREMENT SERIES

SREQ1        Equity Portfolio (2/00; 3/98)                             7.19          -2.46         --         --       4.18
SRIE1        International Equity Portfolio (2/00; 9/98)              -6.15         -11.79         --         --       6.89

            MFS(R)

SNDS1        New Discovery Series - Initial Class (2/00; 5/98)       -12.88          -4.29         --         --      20.26
SRSS1        Research Series - Initial Class (2/00; 7/95)             -6.05          -7.11      13.87         --      14.61
SUTS1        Utilities Series - Initial Class (2/00; 1/95)            -2.29           4.62      18.22         --      20.29

            ROYCE CAPITAL FUND

SMCC1        Micro-Cap Portfolio (2/00; 12/96)(i)                     17.48          15.92         --         --      15.01
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        32.23          30.48         --         --      14.07

            THIRD AVENUE

SVLU1        Value Portfolio (2/00; 9/99)                             38.54          37.52         --         --      35.99

            WANGER

SISM1        International Small Cap (2/00; 5/95)                    -41.55         -29.81      17.18         --      20.89
SUSC1        U.S. Small Cap (2/00; 5/95)                              -9.06         -10.38      16.16         --      16.85

            WELLS FARGO VT

SEQI1        Equity Income Fund (2/00; 5/96)(j)                       12.47          -0.31         --         --      11.17



Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and a 0.40% Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B For Periods Ending Dec.
31, 2000


                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -

SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                -13.42%        -18.16%        --%        --%     -5.84%
SBND1        Bond Fund (2/00; 10/81)                                  -3.06          -3.77       1.90       6.56       8.64
SCAR1        Capital Resource Fund (2/00; 10/81)                     -21.23         -24.48       8.41      11.43      12.09
SCMG1        Cash Management Fund (2/00; 10/81)                       -3.80          -3.39       2.25       3.02       4.83
SDEI1        Diversified Equity Income Fund (2/00; 9/99)              -0.48          -9.38         --         --      -4.30
SEXI1        Extra Income Fund (2/00; 5/96)                          -16.92         -17.11         --         --      -0.87
SFDI1        Federal Income Fund (2/00; 9/99)                         -0.69          -0.99         --         --      -0.85
SGRO1        Growth Fund (2/00; 9/99)                                -28.29         -26.14         --         --      -8.96
SMGD1        Managed Fund (2/00; 4/86)                                -8.95         -10.75       9.93      11.11       9.99
SNDM1        New Dimensions Fund(R) (2/00; 5/96)                     -16.31         -16.89         --         --      14.97
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                    -7.00          -4.89         --         --       5.83

            AIM V.I.

SCAP1        Capital Appreciation Fund (2/00; 5/93)                  -22.50         -18.54      12.77         --      15.29
SCDV1        Capital Development Fund (2/00; 5/98)                    -9.94          -0.29         --         --       6.03
SVAL1        Value Fund (2/00; 5/93)                                 -23.08         -21.92      13.18         --      15.24

            ALLIANCE VP

SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)         -19.93         -23.86      19.09         --      18.28
STEC1        Technology Portfolio (Class B) (2/00; 1/96)             -35.16         -28.30         --         --      18.99
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)                                    1.51           1.15       2.49         --       4.03

            BARON CAPITAL FUNDS TRUST

SCAS1        Baron Capital Asset Fund -
             Insurance Shares (2/00; 10/98)                          -11.01         -11.06         --         --      23.59

            CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR1        Emerging Growth Portfolio (2/00; 9/99)(c)               -22.51         -10.04         --         --      14.61

            FIDELITY VIP

SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(d)                                         -6.11         -12.01         --         --      11.59
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)        6.31          23.43         --         --      37.82
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(d)      -25.86         -26.01       7.58       7.50       6.58

            FRANKLIN TEMPLETON VIP TRUST

SRES1        Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)     23.86          21.50       7.66      11.66       8.65
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(e)                                 10.92           3.45         --         --       8.40
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(e)                                 -10.66          -9.78         --         --       0.74

            GOLDMAN SACHS VIT

SCGR1        Capital Growth Fund (2/00; 4/98)                        -12.19         -15.89         --         --       6.76
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)               -13.10         -17.37         --         --       4.95
SGLI1        Global Income Fund (2/00; 1/98)                          -0.59          -0.47         --         --       1.16
SIEQ1        International Equity Fund (2/00; 1/98)                  -21.27         -20.61         --         --       7.05
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -37.38             --         --         --     -37.27


American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B For Periods Ending Dec.
31, 2000 (continued)

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES

SAGP1        Aggressive Growth Portfolio:
             Service Shares (2/00; 9/93)(b),(h)                      -45.46%        -37.44%     17.27%        --%     20.05%
SGLT1        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -37.51             --         --         --     -39.52
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(h)        -25.09         -22.02      15.53         --      15.00
SINT1        International Growth Portfolio:
             Service Shares (2/00; 5/94)(h)                          -32.35         -23.27      20.51         --      18.31

            J.P. MORGAN

SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)          -13.36         -18.58      12.09         --      15.41

            LAZARD RETIREMENT SERIES

SREQ1        Equity Portfolio (2/00; 3/98)                             0.10          -8.77         --         --       2.24
SRIE1        International Equity Portfolio (2/00; 9/98)             -12.17         -17.36         --         --       4.48

            MFS(R)

SNDS1        New Discovery Series - Initial Class (2/00; 5/98)       -18.36         -10.46         --         --      18.80
SRSS1        Research Series - Initial Class (2/00; 7/95)            -12.08         -13.05      13.80         --      14.77
SUTS1        Utilities Series - Initial Class (2/00; 1/95)            -8.61          -2.26      18.26         --      20.65

            ROYCE CAPITAL FUND

SMCC1        Micro-Cap Portfolio (2/00; 12/96)(i)                     10.23           8.67         --         --      14.62
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        24.98          23.23         --         --      13.65

            THIRD AVENUE

SVLU1        Value Portfolio (2/00; 9/99)                             31.29          30.27         --         --      30.98

            WANGER

SISM1        International Small Cap (2/00; 5/95)                    -44.74         -33.93      17.19         --      21.22
SUSC1        U.S. Small Cap (2/00; 5/95)                             -14.85         -16.06      16.15         --      17.10

            WELLS FARGO VT

SEQI1        Equity Income Fund (2/00; 5/96)(j)                        5.22          -6.80         --         --      10.90


Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B For Periods Ending
Dec. 31, 2000


                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -

SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                 -6.77%        -11.91%        --%        --%     -0.36%
SBND1        Bond Fund (2/00; 10/81)                                   4.50           3.72       3.17       6.56       8.64
SCAR1        Capital Resource Fund (2/00; 10/81)                     -15.25         -18.79       9.40      11.43      12.09
SCMG1        Cash Management Fund (2/00; 10/81)                        3.70           4.14       3.50       3.02       4.83
SDEI1        Diversified Equity Income Fund (2/00; 9/99)               7.31          -2.37         --         --       1.38
SEXI1        Extra Income Fund (2/00; 5/96)                          -10.56         -10.77         --         --       0.51
SFDI1        Federal Income Fund (2/00; 9/99)                          7.08           6.75         --         --       5.06
SGRO1        Growth Fund (2/00; 9/99)                                -22.92         -20.59         --         --      -3.83
SMGD1        Managed Fund (2/00; 4/86)                                -1.91          -3.86      10.87      11.11       9.99
SNDM1        New Dimensions Fund(R) (2/00; 5/96)                      -9.90         -10.54         --         --      15.86
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                     0.22           2.51         --         --      11.85

            AIM V.I.

SCAP1        Capital Appreciation Fund (2/00; 5/93)                  -16.63         -12.32      13.62         --      15.49
SCDV1        Capital Development Fund (2/00; 5/98)                    -2.98           7.51         --         --       8.69
SVAL1        Value Fund (2/00; 5/93)                                 -17.26         -16.00      14.03         --      15.44

            ALLIANCE VP

SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)         -13.84         -18.11      19.78         --      18.35
STEC1        Technology Portfolio (Class B) (2/00; 1/96)             -30.39         -22.93         --         --      19.69
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)                                    9.47           9.07       3.73         --       4.21

            BARON CAPITAL FUNDS TRUST

SCAS1        Baron Capital Asset Fund -
             Insurance Shares (2/00; 10/98)                           -4.14          -4.20         --         --      26.28

            CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR1        Emerging Growth Portfolio (2/00; 9/99)(c)               -16.64          -3.09         --         --      20.46

            FIDELITY VIP

SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(d)                                          1.19          -5.23         --         --      12.83
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)       14.31          31.43         --         --      40.67
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(d)      -20.29         -20.45       8.60       7.50       6.58

            FRANKLIN TEMPLETON VIP TRUST

SRES1        Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)     31.86          29.50       8.68      11.66       8.65
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(e)                                 18.92          11.45         --         --       9.69
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(e)                                  -3.76          -2.81         --         --       2.15

            GOLDMAN SACHS VIT

SCGR1        Capital Growth Fund (2/00; 4/98)                         -5.43          -9.44         --         --       9.39
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)                -6.41         -11.06         --         --       7.43
SGLI1        Global Income Fund (2/00; 1/98)                           7.18           7.32         --         --       3.72
SIEQ1        International Equity Fund (2/00; 1/98)                  -15.30         -14.57         --         --       9.35
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -32.80             --         --         --     -32.68



American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B For Periods Ending
Dec. 31, 2000 (continued)

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES


SAGP1        Aggressive Growth Portfolio:
             Service Shares (2/00; 9/93)(b),(h)                      -41.58%        -32.87%     18.00%        --%     20.22%
SGLT1        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -32.94             --         --         --     -35.13
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(h)        -19.44         -16.11      16.31         --      15.23
SINT1        International Growth Portfolio:
             Service Shares (2/00; 5/94)(h)                          -27.34         -17.47      21.17         --      18.65

            J.P. MORGAN

SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)           -6.70         -12.37      12.96         --      15.90

            LAZARD RETIREMENT SERIES

SREQ1        Equity Portfolio (2/00; 3/98)                             7.94          -1.71         --         --       4.93
SRIE1        International Equity Portfolio (2/00; 9/98)              -5.40         -11.04         --         --       7.64

            MFS(R)

SNDS1        New Discovery Series - Initial Class (2/00; 5/98)       -12.13          -3.54         --         --      21.01
SRSS1        Research Series - Initial Class (2/00; 7/95)             -5.30          -6.36      14.62         --      15.36
SUTS1        Utilities Series - Initial Class (2/00; 1/95)            -1.54           5.37      18.97         --      21.04

            ROYCE CAPITAL FUND

SMCC1        Micro-Cap Portfolio (2/00; 12/96)(i)                     18.23          16.67         --         --      15.76
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        32.98          31.23         --         --      14.82

            THIRD AVENUE

SVLU1        Value Portfolio (2/00; 9/99)                             39.29          38.27         --         --      36.74

            WANGER

SISM1        International Small Cap (2/00; 5/95)                    -40.80         -29.06      17.93         --      21.64
SUSC1        U.S. Small Cap (2/00; 5/95)                              -8.31          -9.63      16.91         --      17.60

            WELLS FARGO VT

SEQI1        Equity Income Fund (2/00; 5/96)(j)                       13.22           0.44         --         --      11.92



Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A and Benefit
Protector(SM) Plus Rider For Periods Ending Dec. 31, 2000

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -

WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                -15.64%        -18.45%        --%        --%     -6.12%
SBND2        Bond Fund (5/00; 10/81)                                  -2.73          -4.05       1.58       6.27       8.35
WCAR3        Capital Resource Fund (3/00; 10/81)                     -23.37         -24.78       8.11      11.14      11.80
SCMG2        Cash Management Fund (5/00; 10/81)                       -4.76          -3.66       1.94       2.72       4.53
WDEI3        Diversified Equity Income Fund (3/00; 9/99)              -0.28          -9.66         --         --      -4.57
WEXI3        Extra Income Fund (3/00; 5/96)                          -17.27         -17.40         --         --      -1.16
WFDI3        Federal Income Fund (3/00; 9/99)                         -1.41          -1.27         --         --      -1.13
SGRO2        Growth Fund (5/00; 9/99)                                -31.83         -26.44         --         --      -9.24
SGMD2        Managed Fund (5/00; 4/86)                               -12.65         -11.03       9.63      10.82       9.70
WNDM3        New Dimensions Fund(R) (3/00; 5/96)                     -20.35         -17.18         --         --      14.68
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                   -17.12          -5.17         --         --       5.54

            AIM V.I.

WCAP3        Capital Appreciation Fund (3/00; 5/93)                  -30.49         -18.84      12.47         --      14.99
SCDV2        Capital Development Fund (5/00; 5/98)                   -11.67          -0.55         --         --       5.73
WVAL3        Value Fund (3/00; 5/93)                                 -25.20         -22.22      12.89         --      14.95

            ALLIANCE VP

SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)         -27.33         -24.16      18.81         --      18.00
STEC2        Technology Portfolio (Class B) (5/00; 1/96)             -40.14         -28.60         --         --      18.71
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)                                   -6.33           0.88       2.18         --       3.73

            BARON CAPITAL FUNDS TRUST

SCAS2        Baron Capital Asset Fund -
             Insurance Shares (5/00; 10/98)                          -14.13         -11.34         --         --      23.30

            CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR2        Emerging Growth Portfolio (5/00; 9/99)(c)               -16.90         -10.32         --         --      14.31

            FIDELITY VIP

SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(d)                                         -9.44         -12.30         --         --      11.29
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(d)        3.07          23.15         --         --      37.55
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(d)      -22.49         -26.31       7.27       7.20       6.28

            FRANKLIN TEMPLETON VIP TRUST

WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(e)      24.89          21.23       7.35      11.38       8.36
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(e)                                  9.04           3.15         --         --       8.09
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(e)                                 -10.97         -10.06         --         --       0.45

            GOLDMAN SACHS VIT

SCGR2        Capital Growth Fund (5/00; 4/98)                        -16.35         -16.17         --         --       6.45
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)               -15.34         -17.67         --         --       4.64
WGLI3        Global Income Fund (3/00; 1/98)                          -1.58          -0.74         --         --       0.83
SIEQ2        International Equity Fund (5/00; 1/98)                  -19.23         -20.90         --         --       6.74
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -37.70             --         --         --     -37.60(g)



American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A and Benefit
Protector(SM) Plus Rider For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES

SAGP2        Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(b),(h)                      -37.63%        -37.75%     16.98%        --%     19.76%
SGLT2        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -37.83             --         --         --     -39.83(g)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(h)        -25.34         -22.31      15.24         --      14.71
SINT2        International Growth Portfolio:
             Service Shares (5/00; 5/94)(h)                          -27.15         -23.57      20.22         --      18.02

            J.P. MORGAN

SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          -18.37         -18.91      11.78         --      15.11

            LAZARD RETIREMENT SERIES

SREQ2        Equity Portfolio (5/00; 3/98)                            -8.27          -9.05         --         --       1.93
SRIE2        International Equity Portfolio (5/00; 9/98)             -12.27         -17.67         --         --       4.15

            MFS(R)

SNDS2        New Discovery Series - Initial Class (5/00; 5/98)       -14.29         -10.74         --         --      18.51
SRSS2        Research Series - Initial Class (5/00; 7/95)            -17.63         -13.34      13.50         --      14.47
WUTS3        Utilities Series - Initial Class (3/00; 1/95)           -14.08          -2.54      17.97         --      20.36

            ROYCE CAPITAL FUND

SMCC2        Micro-Cap Portfolio (5/00; 12/96)(i)                      3.49           8.38         --         --      14.33
SPRM2        Small-Cap Portfolio (5/00; 12/96)                         5.90          22.96         --         --      13.36

            THIRD AVENUE

SVLU2        Value Portfolio (5/00; 9/99)                             19.16          30.01         --         --      30.71

            WANGER

SISM2        International Small Cap (5/00; 5/95)                    -34.36         -34.24      16.90         --      20.93
SUSC2        U.S. Small Cap (5/00; 5/95)                              -4.99         -16.35      15.85         --      16.81

            WELLS FARGO VT

WEQI3        Equity Income Fund (3/00; 5/96)(j)                        4.20          -7.08         --         --      10.60


Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A and Benefit
Protector(SM) Plus Rider For Periods Ending Dec. 31, 2000

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -

WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                 -9.18%        -12.23%        --%        --%     -0.67%
SBND2        Bond Fund (5/00; 10/81)                                   4.86           3.43       2.87       6.27       8.35
WCAR3        Capital Resource Fund (3/00; 10/81)                     -17.58         -19.11       9.11      11.14      11.80
SCMG2        Cash Management Fund (5/00; 10/81)                        2.65           3.85       3.20       2.72       4.53
WDEI3        Diversified Equity Income Fund (3/00; 9/99)               7.52          -2.67         --         --       1.09
WEXI3        Extra Income Fund (3/00; 5/96)                          -10.95         -11.08         --         --       0.21
WFDI3        Federal Income Fund (3/00; 9/99)                          6.29           6.45         --         --       4.76
SGRO2        Growth Fund (5/00; 9/99)                                -26.78         -20.91         --         --      -4.13
SGMD2        Managed Fund (5/00; 4/86)                                -5.93          -4.17      10.59      10.82       9.70
WNDM3        New Dimensions Fund(R) (3/00; 5/96)                     -14.29         -10.84         --         --      15.57
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                   -10.78           2.21         --         --      11.56

            AIM V.I.

WCAP3        Capital Appreciation Fund (3/00; 5/93)                  -25.32         -12.65      13.33         --      15.20
SCDV2        Capital Development Fund (5/00; 5/98)                    -4.86           7.23         --         --       8.40
WVAL3        Value Fund (3/00; 5/93)                                 -19.56         -16.33      13.74         --      15.15

            ALLIANCE VP

SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)         -21.88         -18.43      19.50         --      18.06
STEC2        Technology Portfolio (Class B) (5/00; 1/96)             -35.80         -23.26         --         --      19.41
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)                                    0.95           8.78       3.43         --       3.91

            BARON CAPITAL FUNDS TRUST

SCAS2        Baron Capital Asset Fund -
             Insurance Shares (5/00; 10/98)                           -7.54          -4.50         --         --      26.00

            CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR2        Emerging Growth Portfolio (5/00; 9/99)(c)               -10.55          -3.39         --         --      20.17

            FIDELITY VIP

SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(d)                                         -2.43          -5.55         --         --      12.54
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(d)       11.07          31.15         --         --      40.40
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(d)      -16.62         -20.78       8.31       7.20       6.28

            FRANKLIN TEMPLETON VIP TRUST

WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(e)      32.89          29.23       8.39      11.38       8.36
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(e)                                 17.04          11.15         --         --       9.39
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(e)                                  -4.09          -3.11         --         --       1.85

            GOLDMAN SACHS VIT

SCGR2        Capital Growth Fund (5/00; 4/98)                         -9.94          -9.75         --         --       9.09
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)                -8.85         -11.38         --         --       7.13
WGLI3        Global Income Fund (3/00; 1/98)                           6.11           7.02         --         --       3.42
SIEQ2        International Equity Fund (5/00; 1/98)                  -13.07         -14.89         --         --       9.06
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -33.16             --         --         --     -33.04(g)



American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A and Benefit
Protector(SM) Plus Rider For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                     the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES

SAGP2        Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(h)                          -33.07%        -33.20%     17.72%        --%     19.94%
SGLT2        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -33.30             --         --         --     -35.47(g)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(h)        -19.71         -16.43      16.02         --      14.94
SINT2        International Growth Portfolio:
             Service Shares (5/00; 5/94)(h)                          -21.68         -17.79      20.89         --      18.37

            J.P. MORGAN

SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          -12.14         -12.72      12.66         --      15.60

            LAZARD RETIREMENT SERIES

SREQ2        Equity Portfolio (5/00; 3/98)                            -1.17          -2.01         --         --       4.63
SRIE2        International Equity Portfolio (5/00; 9/98)              -5.52         -11.39         --         --       7.33

            MFS(R)

SNDS2        New Discovery Series - Initial Class (5/00; 5/98)        -7.71          -3.85         --         --      20.73
SRSS2        Research Series - Initial Class (5/00; 7/95)            -11.34          -6.67      14.33         --      15.07
WUTS3        Utilities Series - Initial Class (3/00; 1/95)            -7.48           5.06      18.68         --      20.76

            ROYCE CAPITAL FUND

SMCC2        Micro-Cap Portfolio (5/00; 12/96)(i)                     11.49          16.38         --         --      15.47
SPRM2        Small-Cap Portfolio (5/00; 12/96)                        13.90          30.96         --         --      14.54

            THIRD AVENUE

SVLU2        Value Portfolio (5/00; 9/99)                             27.16          38.01         --         --      36.48

            WANGER

SISM2        International Small Cap (5/00; 5/95)                    -29.52         -29.39      17.64         --      21.36
SUSC2        U.S. Small Cap (5/00; 5/95)                               2.40          -9.94      16.62         --      17.32

            WELLS FARGO VT

WEQI3        Equity Income Fund (3/00; 5/96)(j)                       12.20           0.13         --         --      11.62



Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec.
31, 2000

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                -15.28%        -18.12%        --%        --%     -5.78%
SBND2        Bond Fund (5/00; 10/81)                                  -2.36          -3.68       2.00       6.67       8.75
WCAR3        Capital Resource Fund (3/00; 10/81)                     -23.01         -24.41       8.52      11.54      12.20
SCMG2        Cash Management Fund (5/00; 10/81)                       -4.40          -3.29       2.36       3.12       4.93
WDEI3        Diversified Equity Income Fund (3/00; 9/99)               0.09          -9.29         --         --      -4.19
WEXI3        Extra Income Fund (3/00; 5/96)                          -16.90         -17.03         --         --      -0.77
WFDI3        Federal Income Fund (3/00; 9/99)                         -1.04          -0.90         --         --      -0.76
SGRO2        Growth Fund (5/00; 9/99)                                -31.47         -26.07         --         --      -8.87
SGMD2        Managed Fund (5/00; 4/86)                               -12.28         -10.70      10.04      11.21      10.10
WNDM3        New Dimensions Fund(R) (3/00; 5/96)                     -19.98         -16.81         --         --      15.09
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                   -16.75          -4.80         --         --       5.94

            AIM V.I.
WCAP3        Capital Appreciation Fund (3/00; 5/93)                  -30.12         -18.47      12.88         --      15.40
SCDV2        Capital Development Fund (5/00; 5/98)                   -11.30          -0.18         --         --       6.15
WVAL3        Value Fund (3/00; 5/93)                                 -24.83         -21.86      13.30         --      15.35

            ALLIANCE VP
SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)         -26.97         -23.79      19.21         --      18.40
STEC2        Technology Portfolio (Class B) (5/00; 1/96)             -39.77         -28.23         --         --      19.12
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)                                   -5.96           1.25       2.60         --       4.13

            BARON CAPITAL FUNDS TRUST
SCAS2        Baron Capital Asset Fund -
             Insurance Shares (5/00; 10/98)                          -13.77         -10.97         --         --      23.71

            CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR2        Emerging Growth Portfolio (5/00; 9/99)(c)               -16.54          -9.95         --         --      14.72

            FIDELITY VIP
SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(d)                                         -9.07         -11.93         --         --      11.71
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(d)        3.47          23.55         --         --      37.96
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(d)      -22.12         -25.95       7.69       7.60       6.68

            FRANKLIN TEMPLETON VIP TRUST
WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(e)      25.29          21.63       7.77      11.78       8.76
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(e)                                  9.44           3.55         --         --       8.51
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(e)                                 -10.60          -9.69         --         --       0.84

            GOLDMAN SACHS VIT
SCGR2        Capital Growth Fund (5/00; 4/98)                        -15.98         -15.81         --         --       6.87
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)               -14.97         -17.30         --         --       5.06
WGLI3        Global Income Fund (3/00; 1/98)                          -1.21          -0.37         --         --       1.25
SIEQ2        International Equity Fund (5/00; 1/98)                  -18.86         -20.53         --         --       7.16
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -37.34             --         --         --     -37.23(g)


American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec.
31, 2000 (continued)

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES
SAGP2        Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(b),(h)                      -37.26%        -37.38%     17.39%        --%     20.17%
SGLT2        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -37.47             --         --         --     -39.46(g)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(h)        -24.97         -21.94      15.65         --      15.11
SINT2        International Growth Portfolio:
             Service Shares (5/00; 5/94)(h)                          -26.78         -23.20      20.63         --      18.42

            J.P. MORGAN
SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          -18.00         -18.54      12.19         --      15.52

            LAZARD RETIREMENT SERIES
SREQ2        Equity Portfolio (5/00; 3/98)                            -7.91          -8.68         --         --       2.34
SRIE2        International Equity Portfolio (5/00; 9/98)             -11.91         -17.31         --         --       4.57

            MFS(R)
SNDS2        New Discovery Series - Initial Class (5/00; 5/98)       -13.93         -10.38         --         --      18.92
SRSS2        Research Series - Initial Class (5/00; 7/95)            -17.26         -12.97      13.91         --      14.88
WUTS3        Utilities Series - Initial Class (3/00; 1/95)           -13.72          -2.17      18.38         --      20.77

            ROYCE CAPITAL FUND
SMCC2        Micro-Cap Portfolio (5/00; 12/96)(i)                      3.89           8.78         --         --      14.74
SPRM2        Small-Cap Portfolio (5/00; 12/96)                         6.30          23.36         --         --      13.77

            THIRD AVENUE
SVLU2        Value Portfolio (5/00; 9/99)                             19.56          30.41         --         --      31.12

            WANGER

SISM2        International Small Cap (5/00; 5/95)                    -33.99         -33.87      17.31         --      21.34
SUSC2        U.S. Small Cap (5/00; 5/95)                              -4.62         -15.98      16.27         --      17.22

            WELLS FARGO VT
WEQI3        Equity Income Fund (3/00; 5/96)(j)                        4.60          -6.71         --         --      11.01


Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchased payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIPMid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A For Periods Ending
Dec. 31, 2000

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                 -8.78%        -11.87%        --%        --%     -0.30%
SBND2        Bond Fund (5/00; 10/81)                                   5.26           3.83       3.27       6.67       8.75
WCAR3        Capital Resource Fund (3/00; 10/81)                     -17.18         -18.71       9.51      11.54      12.20
SCMG2        Cash Management Fund (5/00; 10/81)                        3.05           4.25       3.60       3.12       4.93
WDEI3        Diversified Equity Income Fund (3/00; 9/99)               7.92          -2.27         --         --       1.49
WEXI3        Extra Income Fund (3/00; 5/96)                          -10.55         -10.68         --         --       0.61
WFDI3        Federal Income Fund (3/00; 9/99)                          6.69           6.85         --         --       5.16
SGRO2        Growth Fund (5/00; 9/99)                                -26.38         -20.51         --         --      -3.73
SGMD2        Managed Fund (5/00; 4/86)                                -5.53          -3.81      10.98      11.21      10.10
WNDM3        New Dimensions Fund(R) (3/00; 5/96)                     -13.89         -10.44         --         --      15.97
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                   -10.38           2.61         --         --      11.96

            AIM V.I.
WCAP3        Capital Appreciation Fund (3/00; 5/93)                  -24.92         -12.25      13.73         --      15.60
SCDV2        Capital Development Fund (5/00; 5/98)                    -4.46           7.63         --         --       8.80
WVAL3        Value Fund (3/00; 5/93)                                 -19.16         -15.93      14.14         --      15.55

            ALLIANCE VP
SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)         -21.48         -18.03      19.90         --      18.46
STEC2        Technology Portfolio (Class B) (5/00; 1/96)             -35.40         -22.86         --         --      19.81
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)                                    1.35           9.18       3.83         --       4.31

            BARON CAPITAL FUNDS TRUST
SCAS2        Baron Capital Asset Fund -
             Insurance Shares (5/00; 10/98)                           -7.14          -4.10         --         --      26.40

            CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR2        Emerging Growth Portfolio (5/00; 9/99)(c)               -10.15          -2.99         --         --      20.57

            FIDELITY VIP
SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(d)                                         -2.03          -5.15         --         --      12.94
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(d)       11.47          31.55         --         --      40.80
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(d)      -16.22         -20.38       8.71       7.60       6.68

            FRANKLIN TEMPLETON VIP TRUST
WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(e)      33.29          29.63       8.79      11.78       8.76
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(e)                                 17.44          11.55         --         --       9.79
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(e)                                  -3.69          -2.71         --         --       2.25

            GOLDMAN SACHS VIT
SCGR2        Capital Growth Fund (5/00; 4/98)                         -9.54          -9.35         --         --       9.49
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)                -8.45         -10.98         --         --       7.53
WGLI3        Global Income Fund (3/00; 1/98)                           6.51           7.42         --         --       3.82
SIEQ2        International Equity Fund (5/00; 1/98)                  -12.67         -14.49         --         --       9.46
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)            -32.76             --         --         --     -32.64(g)


American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A For Periods Ending
Dec. 31, 2000 (continued)

                                                                Performance since            Performance of the fund
                                                                 commencement of                                       Since
Subaccount  Investing In:                                       the subaccount(a)   1 Year      5 Years  10 Years  commencement
            JANUS ASPEN SERIES
SAGP2        Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(b),(h)                      -32.67%        -32.80%     18.12%        --%     20.34%
SGLT2        Global Technology Portfolio:
             Service Shares (5/00; 1/00)(h)                          -32.90             --         --         --     -35.07(g)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(g)        -19.31         -16.03      16.42         --      15.34
SINT2        International Growth Portfolio:
             Service Shares (5/00; 5/94)(h)                          -21.28         -17.39      21.29         --      18.77

            J.P. MORGAN
SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          -11.74         -12.32      13.06         --      16.00

            LAZARD RETIREMENT SERIES
SREQ2        Equity Portfolio (5/00; 3/98)                            -0.77          -1.61         --         --       5.03
SRIE2        International Equity Portfolio (5/00; 9/98)              -5.12         -10.99         --         --       7.73

            MFS(R)
SNDS2        New Discovery Series - Initial Class (5/00; 5/98)        -7.31          -3.45         --         --      21.13
SRSS2        Research Series - Initial Class (5/00; 7/95)            -10.94          -6.27      14.73         --      15.47
WUTS3        Utilities Series - Initial Class (3/00; 1/95)            -7.08           5.46      19.08         --      21.16

            ROYCE CAPITAL FUND
SMCC2        Micro-Cap Portfolio (5/00; 12/96)(i)                     11.89          16.78         --         --      15.87
SPRM2        Small-Cap Portfolio (5/00; 12/96)                        14.30          31.36         --         --      14.94

            THIRD AVENUE
SVLU2        Value Portfolio (5/00; 9/99)                             27.56          38.41         --         --      36.88

            WANGER

SISM2        International Small Cap (5/00; 5/95)                    -29.12         -28.99      18.04         --      21.76
SUSC2        U.S. Small Cap (5/00; 5/95)                               2.80          -9.54      17.02         --      17.72

            WELLS FARGO VT
WEQI3        Equity Income Fund (3/00; 5/96)(j)                       12.60           0.53         --         --      12.02


Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIPMid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Guaranteed Minimum Income Benefit Rider fee and the Benefit Protector Plus Death Benefit Rider fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable withdrawal charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount      Investing in:                                              Simple yield             Compound yield


SCMG1           AXP(R) Variable Portfolio - Cash Management Fund               4.33%                     4.22%

SCMG2           AXP(R) Variable Portfolio - Cash Management Fund               4.45                      4.55


American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount      Investing in:                                                                        Simple yield
SBND1           AXP(R) Variable Portfolio - Bond Fund                                                    6.84%
SBND2           AXP(R) Variable Portfolio - Bond Fund                                                    7.13
SDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                               0.00
WDEI3           AXP(R) Variable Portfolio - Diversified Equity Income Fund                               0.00
SEXI1           AXP(R) Variable Portfolio - Extra Income Fund                                           10.37
WEXI3           AXP(R) Variable Portfolio - Extra Income Fund                                           10.34
SFDI1           AXP(R) Variable Portfolio - Federal Income Fund                                          4.11
WFDI3           AXP(R) Variable Portfolio - Federal Income Fund                                          5.25


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor
We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

Rating Agency                                            Rating
A.M. Best                                            A+ (Superior)
Fitch                                                AA (Very Strong)
Moody's                                              Aa3 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.


Principal Underwriter

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

The contract was new as of 2000 and, therefore, we do not have three years of history for withdrawal charges received and commissions paid.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account -- American Express(R) Signature One Variable Annuity

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity SM (comprised of subaccounts SBCA1, WBCA3, SBND1, SBND2, SCAR1, WCAR3, SCMG1, SCMG2, SDEI1, WDEI3, SEXI1,
WEXI3,  SFDI1,  WFDI3,  SGRO1,  SGRO2, SMGD1, SMGD2, SNDM1, WNDM3, SSCA1, WSCA3,
SCAP1,  WCAP3,  SCDV1,  SCDV2,  SVAL1, WVAL3, SPGR1, SPGR2, STEC1, STEC2, SUGH1,
SUGH2,  SCAS1,  SCAS2,  SEGR1,  SEGR2, SGRI1, SGRI2, SMDC1, SMDC2, SOVS1, SOVS2,
SRES1,  WRES3,  SMSS1,  WMSS3,  SISC1, SISC2, SCGR1, SCGR2, SUSE1, WUSE3, SGLI1,
WGLI3,  SIEQ1,  SIEQ2,  SITO1,  SITO2, SAGP1, SAGP2, SGLT1, SGLT2, SGRP1, SGRP2,
SINT1,  SINT2,  SUDE1,  SUDE2,  SREQ1, SREQ2, SRIE1, SRIE2, SNDS1, SNDS2, SRSS1,
SRSS2,  SUTS1,  WUTS3,  SMCC1,  SMCC2, SPRM1, SPRM2, SVLU1, SVLU2, SISM1, SISM2,
SUSC1, SUSC2, SEQI1 and WEQI3) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express(R) Signature One Variable Annuity SM at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP
--------------------
   Ernst & Young LLP
   Minneapolis, Minnesota
   March 23, 2001


American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SBCA1        WBCA3        SBND1        SBND2        SCAR1        WCAR3         SCMG1        SCMG2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $737,134     $795,249     $697,978      $64,239     $783,608     $480,869   $11,570,317   $2,669,821
                            --------     --------     --------      -------     --------     --------   -----------   ----------
   at market value          $674,997     $721,114     $707,009      $65,343     $666,028     $396,867   $11,570,583   $2,669,900
Dividends receivable              --           --        3,894          346           --           --        61,516       13,019
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             13,597           --           --           --           --           --       217,933           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total assets                 688,594      721,114      710,903       65,689      666,028      396,867    11,850,032    2,682,919
                             =======      =======      =======       ======      =======      =======    ==========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              700          740          782           64          765          408        14,876        2,933
   Issue and
   adminstrative
   expense charge                 72           82           81            7           79           46         1,539          326
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                772          822          863           71          844          454        16,415        3,259
                                 ---          ---          ---           --          ---          ---        ------        -----
Net assets
applicable to
contracts in
accumulation period         $687,822     $720,292     $710,040      $65,618     $665,184     $396,413   $11,833,617   $2,679,660
                            ========     ========     ========      =======     ========     ========   ===========   ==========
Accumulation units
outstanding                  737,582      789,468      687,876       63,589      784,777      478,547    11,510,757    2,612,928
                             =======      =======      =======       ======      =======      =======    ==========    =========
Net asset value per
accumulation unit              $0.93        $0.91        $1.03        $1.03        $0.85        $0.83         $1.03        $1.03
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SDEI1        WDEI3        SEXI1        WEXI3        SFDI1        WFDI3         SGRO1        SGRO2
Investments in shares
of mutual funds
and portfolios:
   at cost                   $53,914      $69,227     $374,216     $295,174      $25,612     $269,581      $531,572     $189,802
                             -------      -------     --------     --------      -------     --------      --------     --------
   at market value           $55,735      $71,355     $340,308     $266,967      $25,789     $274,491      $411,514     $155,255
Dividends receivable              --           --        2,820        2,260           63        1,159            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --       10,619        16,113           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total assets                  55,735       71,355      343,128      269,227       25,852      286,269       427,627      155,255
                              ======       ======      =======      =======       ======      =======       =======      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee               40           51          380          286           15          280           467          167
   Issue and
   adminstrative
   expense charge                  4            6           39           32            2           31            48           18
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
Total liabilities                 44           57          419          318           17          311           515          185
                                  --           --          ---          ---           --          ---           ---          ---
Net assets
applicable to
contracts in
accumulation period          $55,691      $71,298     $342,709     $268,909      $25,835     $285,958      $427,112     $155,070
                             =======      =======     ========     ========      =======     ========      ========     ========
Accumulation units
outstanding                   51,889       66,033      390,382      309,687       24,341      272,285       554,033      210,583
                              ======       ======      =======      =======       ======      =======       =======      =======
Net asset value per
accumulation unit              $1.07        $1.08        $0.88        $0.87        $1.06        $1.05         $0.77        $0.74
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMGD1        SMGD2        SNDM1        WNDM3        SSCA1        WSCA3         SCAP1        WCAP3
Investments in shares
of mutual funds
and portfolios:
   at cost                  $649,701      $50,693   $2,561,956   $2,118,023     $156,861     $157,010    $9,655,332   $5,591,320
                            --------      -------   ----------   ----------     --------     --------    ----------   ----------
   at market value          $602,092      $48,046   $2,216,398   $1,836,372     $147,169     $155,370    $7,807,910   $4,680,271
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --       10,457           --           --           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --       158,954       42,799
                               -----        -----        -----        -----        -----        -----       -------       ------
Total assets                 602,092       48,046    2,226,855    1,836,372      147,169      155,370     7,966,864    4,723,070
                             =======       ======    =========    =========      =======      =======     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              614           37        2,290        1,843          169          159         8,971        4,953
   Issue and
   adminstrative
   expense charge                 64            4          237          205           17           18           928          550
   Contract terminations          --           --           --           --           --           --       751,474      447,353
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                678           41        2,527        2,048          186          177       761,373      452,856
                                 ---           --        -----        -----          ---          ---       -------      -------
Net assets
applicable to
contracts in
accumulation period         $601,414      $48,005   $2,224,328   $1,834,324     $146,983     $155,193    $7,205,491   $4,270,214
                            ========      =======   ==========   ==========     ========     ========    ==========   ==========
Accumulation units
outstanding                  613,005       51,138    2,468,296    2,129,881      146,635      173,145     8,640,727    5,686,014
                             =======       ======    =========    =========      =======      =======     =========    =========
Net asset value per
accumulation unit              $0.98        $0.94        $0.90        $0.86        $1.00        $0.90         $0.83        $0.75
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SCDV1        SCDV2        SVAL1        WVAL3        SPGR1        SPGR2         STEC1        STEC2
Investments in
shares of mutual
funds and portfolios:
   at cost                $3,715,799     $831,133  $10,452,824   $5,677,343   $9,263,896   $1,762,470    $9,827,283   $2,823,488
                          ----------     --------  -----------   ----------   ----------   ----------    ----------   ----------
   at market value        $3,604,268     $833,795   $8,885,703   $5,001,448   $8,100,511   $1,523,838    $7,108,159   $2,126,464
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --       20,255       35,693           --           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             73,011          994       11,062        5,583        9,210        1,593        73,599       21,687
                              ------          ---       ------        -----        -----        -----        ------       ------
Total assets               3,677,279      834,789    8,917,020    5,042,724    8,109,721    1,525,431     7,181,758    2,148,151
                           =========      =======    =========    =========    =========    =========     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee            4,198          895       10,025        5,025        7,582        1,434         8,257        2,338
   Issue and
   adminstrative
   expense charge                435           99        1,037          558          785          159           855          260
   Contract
   terminations              153,599        9,261           --           --       88,956        8,203       528,602      275,865
Payable to mutual
funds and portfolios
for investments
purchased                         --           --       20,255       19,748           --           --            --           --
                               -----        -----       ------       ------        -----        -----         -----        -----
Total liabilities            158,232       10,255       31,317       25,331       97,323        9,796       537,714      278,463
                             -------       ------       ------       ------       ------        -----       -------      -------
Net assets
applicable to
contracts in
accumulation period       $3,519,047     $824,534   $8,885,703   $5,017,393   $8,012,398   $1,515,635    $6,644,044   $1,869,688
                          ==========     ========   ==========   ==========   ==========   ==========    ==========   ==========
Accumulation units
outstanding                3,626,657      850,155   10,737,841    6,186,727    9,297,787    1,898,786     9,542,504    2,881,824
                           =========      =======   ==========    =========    =========    =========     =========    =========
Net asset value per
accumulation unit              $0.97        $0.97        $0.83        $0.81        $0.86        $0.80         $0.70        $0.65
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SUGH1        SUGH2        SCAS1        SCAS2        SEGR1        SEGR2         SGRI1        SGRI2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $334,245     $388,973     $645,858      $42,572   $1,408,026     $100,307    $2,314,057     $640,096
                            --------     --------     --------      -------   ----------     --------    ----------     --------
   at market value          $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
Dividends receivable              --           --           --           --        1,093           77            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --           --         8,508           --
Receivable from
mutual funds and
portfolios for
share redemptions                415          479          746           51        1,033           82         2,637          712
                                 ---          ---          ---           --        -----           --         -----          ---
Total assets                 350,036      410,555      641,153       42,208    1,366,674       96,163     2,288,011      630,214
                             =======      =======      =======       ======    =========       ======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              376          431          676           46          936           74         2,390          641
   Issue and
   adminstrative
   expense charge                 39           48           70            5           97            8           247           71
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --        1,093           77         8,508           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                415          479          746           51        2,126          159        11,145          712
                                 ---          ---          ---           --        -----          ---        ------          ---
Net assets
applicable to
contracts in
accumulation period         $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
                            ========     ========     ========      =======   ==========      =======    ==========     ========
Accumulation units
outstanding                  319,326      404,965      667,941       44,186    1,636,600      102,928     2,249,931      637,118
                             =======      =======      =======       ======    =========      =======     =========      =======
Net asset value per
accumulation unit              $1.09        $1.01        $0.96        $0.95        $0.83        $0.93         $1.01        $0.99
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMDC1        SMDC2        SOVS1        SOVS2        SRES1        WRES3         SMSS1        WMSS3
Investments in shares
of mutual funds
and portfolios:
   at cost               $10,972,287   $3,851,423   $  883,010     $476,740     $187,003     $ 53,495       $88,728      $41,172
                         -----------   ----------   ----------     --------     --------     --------       -------      -------
   at market value       $11,458,736   $4,069,055   $  848,407     $429,796     $192,867     $ 55,305       $93,652      $43,361
Dividends receivable          39,807       14,076           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             56,178       96,590           --           --      231,376       76,407            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             79,526       10,853        1,053          481          178           32           116           46
                              ------       ------        -----          ---          ---           --           ---           --
Total assets              11,634,247    4,190,574      849,460      430,277      424,421      131,744        93,768       43,407
                          ==========    =========      =======      =======      =======      =======        ======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee           12,606        4,287          954          433          162           29           105           41
   Issue and
   adminstrative
   expense charge              1,305          477           99           48           17            3            11            5
   Contract terminations      65,615        6,089           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                     39,807       14,076           --           --       70,144       23,051            --           --
                              ------       ------        -----        -----       ------       ------         -----        -----
Total liabilities            119,333       24,929        1,053          481       70,323       23,083           116           46
                             -------       ------        -----          ---       ------       ------           ---           --
Net assets applicable
to contracts in
accumulation period      $11,514,914   $4,165,645   $  848,407     $429,796     $354,098     $108,661       $93,652      $43,361
                         ===========   ==========   ==========     ========     ========     ========       =======      =======
Accumulation units
outstanding               10,072,398    3,649,781    1,064,119      506,216      268,500       91,949        78,742       38,958
                          ==========    =========    =========      =======      =======       ======        ======       ======
Net asset value per
accumulation unit        $      1.14   $     1.14   $     0.80     $   0.85     $   1.32     $   1.18       $  1.19      $  1.11
                         ===========   ==========   ==========     ========     ========     ========       =======      =======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SISC1        SISC2        SCGR1        SCGR2        SUSE1        WUSE3         SGLI1        WGLI3
Investments in shares
of mutual funds
and portfolios:
   at cost                  $199,647      $31,317   $1,259,604      $90,434   $1,895,833     $585,045      $292,158      $65,737
                            --------      -------   ----------      -------   ----------     --------      --------      -------
   at market value          $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $537,553      $279,026      $62,002
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --        1,368            --           --
Receivable from
mutual funds and
portfolios for
share redemptions                243           37        6,115          126        2,233          603           349           66
                                 ---           --        -----          ---        -----          ---           ---           --
Total assets                 191,688       31,325    1,100,803       81,220    1,790,379      539,524       279,375       62,068
                             =======       ======    =========       ======    =========      =======       =======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              220           33        1,239          113        2,024          542           316           59
   Issue and
   adminstrative
   expense charge                 23            4          128           13          209           60            33            7
   Contract terminations          --           --        4,748           --           --           --         1,556           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                243           37        6,115          126        2,233          602         1,905           66
                                 ---           --        -----          ---        -----          ---         -----           --
Net assets
applicable to
contracts in
accumulation period         $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $538,922      $277,470      $62,002
                            ========      =======   ==========      =======   ==========     ========      ========      =======
Accumulation units
outstanding                  198,902       32,516    1,157,325       88,820    1,910,301      587,046       260,288       58,205
                             =======       ======    =========       ======    =========      =======       =======       ======
Net asset value per
accumulation unit              $0.96        $0.96        $0.95        $0.91        $0.94        $0.92         $1.07        $1.07
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SIEQ1        SIEQ2        SITO1        SITO2        SAGP1        SAGP2         SGLT1        SGLT2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $593,069      $74,533   $2,147,181     $392,083   $7,148,970   $1,028,306    $3,453,771     $752,388
                            --------      -------   ----------     --------   ----------   ----------    ----------     --------
   at market value          $525,973      $67,507   $1,520,241     $282,777   $5,106,539     $765,327    $2,632,691     $523,174
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --            --          --       38,187           --        17,094           --
Receivable from
mutual funds and
portfolios for
share redemptions              3,157           81        1,965          316        6,263          896         3,483          673
                               -----           --        -----          ---        -----          ---         -----          ---
Total assets                 529,130       67,588    1,522,206      283,093    5,150,989      766,223     2,653,268      523,847
                             =======       ======    =========      =======    =========      =======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              600           73        1,781          284        5,676          806         3,156          606
   Issue and
   adminstrative
   expense charge                 62            8          184           32          587           90          327            67
   Contract terminations       2,495           --           --           --           --       29,903            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --       32,977           --        17,094           --
                               -----        -----        -----        -----       ------        -----        ------        -----
Total liabilities              3,157           81        1,965          316       39,240       30,799        20,577          673
                               -----           --        -----          ---       ------       ------        ------          ---
Net assets
applicable to
contracts in
accumulation period         $525,973      $67,507   $1,520,241     $282,777   $5,111,749     $735,424    $2,632,691     $523,174
                            ========      =======   ==========     ========   ==========     ========    ==========     ========
Accumulation units
outstanding                  620,831       76,758    2,259,904      420,195    8,738,986    1,049,927     3,873,125      769,126
                             =======       ======    =========      =======    =========    =========     =========      =======
Net asset value per
accumulation unit              $0.85        $0.88        $0.67        $0.67        $0.58        $0.70         $0.68        $0.68
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SGRP1        SGRP2        SINT1        SINT2        SUDE1        SUDE2         SREQ1        SREQ2
Investments in shares
of mutual funds
and portfolios:
   at cost               $12,050,399   $4,208,085   $6,279,291     $976,299     $702,695     $221,257       $84,968      $19,765
                         -----------   ----------   ----------     --------     --------     --------       -------      -------
   at market value       $10,121,092   $3,616,197   $5,312,444     $856,833     $649,819     $201,623       $75,663      $17,993
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             11,221           --       19,691           --       10,739           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             12,634       33,598        6,590        1,081          763          231            75           21
                              ------       ------        -----        -----          ---          ---            --           --
Total assets              10,144,947    3,649,795    5,338,725      857,914      661,321      201,854        75,738       18,014
                          ==========    =========    =========      =======      =======      =======        ======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee           11,449        3,854        5,972          973          692          208            68           19
   Issue and
   adminstrative
   expense charge              1,185          428          618          108           71           23             7            2
   Contract terminations     174,768      106,383           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                     11,221           --       14,138           --       10,739           --            --           --
                              ------        -----       ------        -----       ------        -----         -----        -----
Total liabilities            198,623      110,665       20,728        1,081       11,502          231            75           21
                             -------      -------       ------        -----       ------          ---            --           --
Net assets
applicable to
contracts in
accumulation period       $9,946,324   $3,539,130   $5,317,997     $856,833     $649,819     $201,623       $75,663      $17,993
                          ==========   ==========   ==========     ========     ========     ========       =======      =======
Accumulation units
outstanding               12,344,503    4,333,381    7,309,434    1,076,520      696,370      225,425        70,091       17,990
                          ==========    =========    =========    =========      =======      =======        ======       ======
Net asset value per
accumulation unit              $0.81        $0.82        $0.73        $0.80        $0.93        $0.89         $1.08        $1.00
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SRIE1        SRIE2        SNDS1        SNDS2        SRSS1        SRSS2         SUTS1        WUTS3
Investments in shares
of mutual funds
and portfolios:
   at cost                   $97,983      $10,498   $4,794,472   $1,282,633   $3,148,471     $980,721    $3,388,535   $1,496,365
                             -------      -------   ----------   ----------   ----------     --------    ----------   ----------
   at market value           $95,318      $10,544   $4,490,857   $1,231,990   $2,820,793     $912,554    $3,416,217   $1,512,108
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --          276           --           --           --        81,474       24,579
Receivable from
mutual funds and
portfolios for
share redemptions                123            8        6,327        1,434       10,197        1,047         3,709        1,617
                                 ---            -        -----        -----       ------        -----         -----        -----
Total assets                  95,441       10,552    4,497,460    1,233,424    2,830,990      913,601     3,501,400    1,538,304
                              ======       ======    =========    =========    =========      =======     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              112            7        4,949        1,291        3,110          942         3,361        1,455
   Issue and
   adminstrative
   expense charge                 11            1          512          143          322          105           348          162
   Contract terminations          --           --          866           --        6,765           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --           550       23,051
                               -----        -----        -----        -----        -----        -----         -----       ------
Total liabilities                123            8        6,327        1,434       10,197        1,047         4,259       24,668
                                 ---            -        -----        -----       ------        -----         -----       ------
Net assets
applicable to
contracts in
accumulation period          $95,318      $10,544   $4,491,133   $1,231,990   $2,820,793     $912,554    $3,497,141   $1,513,636
                             =======      =======   ==========   ==========   ==========     ========    ==========   ==========
Accumulation units
outstanding                  100,741       11,094    5,109,740    1,291,612    2,978,280    1,013,901     3,551,148    1,785,498
                             =======       ======    =========    =========    =========    =========     =========    =========
Net asset value per
accumulation unit              $0.95        $0.95        $0.88        $0.95        $0.95        $0.90         $0.98        $0.85
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMCC1        SMCC2        SPRM1        SPRM2        SVLU1        SVLU2         SISM1        SISM2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $577,367     $190,887     $409,648      $43,045     $477,971     $207,313    $1,207,409     $399,316
                            --------     --------     --------      -------     --------     --------    ----------     --------
   at market value          $580,432     $195,171     $411,866      $43,370     $514,677     $226,197    $1,000,929     $307,157
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --      504,454      307,262      649,134      422,689           683           --
Receivable from
mutual funds and
portfolios for
share redemptions                739          200          382           24          486          247         1,069          370
                                 ---          ---          ---           --          ---          ---         -----          ---
Total assets                 581,171      195,371      916,702      350,656    1,164,297      649,133     1,002,681      307,527
                             =======      =======      =======      =======    =========      =======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              670          180          346           22          440          222           969          333
   Issue and
   adminstrative
   expense charge                 69           20           36            2           46           25           100           37
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --       64,717       23,051       70,145       23,050            --           --
                               -----        -----       ------       ------       ------       ------         -----        -----
Total liabilities                739          200       65,099       23,075       70,631       23,297         1,069          370
                                 ---          ---       ------       ------       ------       ------         -----          ---
Net assets
applicable to
contracts in
accumulation period         $580,432     $195,171     $851,603     $327,581   $1,093,666     $625,836    $1,001,612     $307,157
                            ========     ========     ========     ========   ==========     ========    ==========     ========
Accumulation units
outstanding                  490,879      172,786      640,318      283,751      785,097      486,466     1,867,143      434,418
                             =======      =======      =======      =======      =======      =======     =========      =======
Net asset value per
accumulation unit              $1.18        $1.13        $1.33        $1.15        $1.39        $1.29         $0.54        $0.71
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Net Assets
December 31, 2000

                                              Segregated Asset Subaccounts
                                                                                 Combined
Assets                         SUSC1        SUSC2        SEQI1        WEQI3   Variable Account
Investments in shares
of mutual funds
and portfolios:
   at cost                  $397,901      $31,117      $52,673     $474,784     $171,553,381
                            --------      -------      -------     --------     ------------
   at market value          $422,391      $31,880      $53,297     $492,112     $151,862,424
Dividends receivable              --           --           --           --          140,130
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --        2,701        2,885,278
Receivable from
mutual funds and
portfolios for
share redemptions                531           38           45          554          607,678
                                 ---           --           --          ---          -------
Total assets                 422,922       31,918       53,342      495,367      155,495,510
                             =======       ======       ======      =======      ===========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              481           34           41          499          166,158
   Issue and
   adminstrative
   expense charge                 50            4            4           55           17,501
   Contract terminations          --           --           --           --        2,662,501
Payable to mutual funds
and portfolios
for investments
purchased                         --           --           --           --          487,492
                               -----        -----        -----        -----        ---------
Total liabilities                531           38           45          554        3,333,652
                                 ---           --           --          ---        ---------
Net assets
applicable to
contracts in
accumulation period         $422,391      $31,880      $53,297     $494,813     $152,161,858
                            ========      =======      =======     ========     ============
Accumulation units
outstanding                  526,560       30,666       47,067      437,005
                             =======       ======       ======      =======
Net asset value per
accumulation unit              $0.80        $1.04        $1.13        $1.13
                               =====        =====        =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SBCA1(1)     WBCA3(2)     SBND1(1)     SBND2(3)     SCAR1(1)     WCAR3(2)      SCMG1(1)     SCMG2(3)
Dividend income from
mutual funds
and portfolios                $1,523       $1,873      $18,221         $500      $74,653       $39,307     $343,760      $49,562
                              ------       ------      -------         ----      -------       -------     --------      -------
Expenses:
   Mortality and
   expense risk fee            2,895        3,193        4,017          110        2,557        1,370        85,021       11,219
   Administrative charge         299          355          412           12          263          152         8,729        1,243
                                 ---          ---          ---           --          ---          ---         -----        -----
Total expenses                 3,194        3,548        4,429          122        2,820        1,522        93,750       12,462
                               -----        -----        -----          ---        -----        -----        ------       ------
Investment income
(loss) - net                  (1,671)      (1,675)      13,792          378       71,833       37,785       250,010       37,100
                              ======       ======       ======          ===       ======       ======       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       103,210       33,032       28,036        1,661       48,487       26,151    32,589,690    7,049,993
   Cost of investments sold  111,811       33,668       27,749        1,672       54,389       28,322    32,591,422    7,049,972
                             -------       ------       ------        -----       ------       ------    ----------    ---------
Net realized gain
(loss) on investments         (8,601)        (636)         287          (11)      (5,902)      (2,171)       (1,732)          21
Net change in
unrealized appreciation
or depreciation of
investments                  (62,137)     (74,135)       9,031        1,104     (117,580)     (84,002)          266           79
                             -------      -------        -----        -----     --------      -------           ---           --
Net gain (loss)
on investments               (70,738)     (74,771)       9,318        1,093     (123,482)     (86,173)       (1,466)         100
                             -------      -------        -----        -----     --------      -------        ------          ---
Net increase (decrease)
in net assets resulting
from operations             $(72,409)    $(76,446)     $23,110       $1,471     $(51,649)    $(48,388)     $248,544      $37,200
                            ========     ========      =======       ======     ========     ========      ========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SDEI1(1)     WDEI3(2)     SEXI1(1)     WEXI3(2)     SFDI1(1)     WFDI3(2)      SGRO1(1)     SGRO2(3)
Dividend income
from mutual funds
and portfolios                   $47         $171      $12,877       $9,527         $138       $3,215           $--          $--
                                 ---         ----      -------       ------         ----       ------           ---          ---
Expenses:
   Mortality and
   expense risk fee               73          211        1,751        1,222           34          762         1,877          761
   Administrative charge           7           23          181          136            3           85           194           85
                                   -           --          ---          ---            -           --           ---           --
Total expenses                    80          234        1,932        1,358           37          847         2,071          846
                                  --          ---        -----        -----           --          ---         -----          ---
Investment income
(loss) - net                     (33)         (63)      10,945        8,169          101        2,368        (2,071)        (846)
                                 ===          ===       ======        =====          ===        =====        ======         ====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales            35        1,982        9,275        7,120           20          724         4,563        6,063
   Cost of investments sold       36        2,046       10,013        7,413           20          719         4,974        6,541
                                  --        -----       ------        -----           --          ---         -----        -----
Net realized gain
(loss) on investments             (1)         (64)        (738)        (293)          --            5          (411)        (478)
Net change in
unrealized appreciation
or depreciation
of investments                 1,821        2,128      (33,908)      (28,207)        177        4,910      (120,058)     (34,547)
                               -----        -----      -------       -------         ---        -----      --------      -------
Net gain (loss)
on investments                 1,820        2,064      (34,646)      (28,500)        177        4,915      (120,469)     (35,025)
                               -----        -----      -------       -------         ---        -----      --------      -------
Net increase (decrease)
in net assets resulting
from operations               $1,787       $2,001     $(23,701)     $(20,331)       $278       $7,283     $(122,540)    $(35,871)
                              ======       ======     ========      ========        ====       ======     =========     ========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMGD1(1)     SMGD2(2)     SNDM1(1)     WNDM3(3)     SSCA1(1)     WSCA3(3)      SCAP1(1)     WCAP3(3)
Dividend income from
mutual funds
and portfolios               $38,162       $1,967     $128,141     $113,407       $4,481       $4,388      $220,091     $130,071
                             -------       ------     --------     --------       ------       ------      --------     --------
Expenses:
   Mortality and
   expense risk fee            2,419          114        9,694        6,601          780          360        42,252       17,601
   Administrative charge         250           13        1,003          734           81           40         4,372        1,956
                                 ---           --        -----          ---           --           --         -----        -----
Total expenses                 2,669          127       10,697        7,335          861          400        46,624       19,557
                               -----          ---       ------        -----          ---          ---        ------       ------
Investment income
(loss) - net                  35,493        1,840      117,444      106,072        3,620        3,988       173,467      110,514
                              ======        =====      =======      =======        =====        =====       =======      =======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       392,220          144       93,117      243,885        3,413        8,588     1,065,356      747,414
   Cost of investments sold  405,725          152      105,645      258,686        3,600        8,998     1,232,449      822,390
                             -------          ---      -------      -------        -----        -----     ---------      -------
Net realized gain
(loss) on investments        (13,505)          (8)     (12,528)     (14,801)        (187)        (410)     (167,093)     (74,976)
Net change in
unrealized appreciation
or depreciation of
investments                  (47,609)      (2,647)    (345,558)    (281,651)      (9,692)      (1,640)   (1,847,422)    (911,049)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net gain (loss)
on investments               (61,114)      (2,655)    (358,086)    (296,452)      (9,879)      (2,050)   (2,014,515)    (986,025)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             $(25,621)       $(815)   $(240,642)   $(190,380)     $(6,259)      $1,938   $(1,841,048)   $(875,511)
                            ========        =====    =========    =========      =======       ======   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SCDV1(1)     SCDV2(2)     SVAL1(1)     WVAL3(3)     SPGR1(1)     SPGR2(2)      STEC1(1)     STEC2(2)
Dividend income from
mutual funds
and portfolios                   $--          $--     $394,733     $212,836      $38,919       $1,062      $167,720      $24,981
                                 ---          ---     --------     --------      -------       ------      --------      -------
Expenses:
   Mortality and
   expense risk fee           24,205        5,485       50,753       19,534       37,790        7,194        54,632       10,186
   Administrative charge       2,505          610        5,252        2,171        3,911          800         5,654        1,132
                               -----          ---        -----        -----        -----          ---         -----        -----
Total expenses                26,710        6,095       56,005       21,705       41,701        7,994        60,286       11,318
                              ------        -----       ------       ------       ------        -----        ------       ------
Investment income
(loss) - net                 (26,710)      (6,095)     338,728      191,131       (2,782)      (6,932)      107,434       13,663
                             =======       ======      =======      =======       ======       ======       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       552,388      128,095      611,540      144,709    3,548,140      716,305     3,629,325      498,572
   Cost of investments sold  558,592      121,797      644,939      158,448    3,893,288      770,616     3,962,166      606,372
                             -------      -------      -------      -------    ---------      -------     ---------      -------
Net realized gain
(loss) on investments         (6,204)       6,298      (33,399)     (13,739)    (345,148)     (54,311)     (332,841)    (107,800)
Net change in
unrealized appreciation
or depreciation of
investments                 (111,531)       2,662   (1,567,121)    (675,895)  (1,163,385)    (238,632)   (2,719,124)    (697,024)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net gain (loss)
on investments              (117,735)       8,960   (1,600,520)    (689,634)  (1,508,533)    (292,943)   (3,051,965)    (804,824)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations            $(144,445)      $2,865  $(1,261,792)   $(498,503) $(1,511,315)   $(299,875)  $(2,944,531)   $(791,161)
                           =========       ======  ===========    =========  ===========    =========   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SUGH1(1)     SUGH2(2)     SCAS1(1)     SCAS2(2)     SEGR1(1)     SEGR2(2)      SGRI1(1)     SGRI2(2)
Dividend income from
mutual funds and
portfolios                       $56          $--          $98          $--       $1,093          $77           $--          $--
                                 ---          ---          ---          ---       ------          ---           ---          ---
Expenses:
   Mortality and
   expense risk fee            1,535        1,914        2,250           94        4,113          298        13,817        3,792
   Administrative charge         159          213          233           10          426           33         1,430          421
                                 ---          ---          ---           --          ---           --         -----          ---
Total expenses                 1,694        2,127        2,483          104        4,539          331        15,247        4,213
                               -----        -----        -----          ---        -----          ---        ------        -----
Investment income
(loss) - net                  (1,638)      (2,127)      (2,385)        (104)      (3,446)        (254)      (15,247)      (4,213)
                              ======       ======       ======         ====       ======         ====       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        15,633        2,234        4,805          249    2,552,040      196,405       810,942      635,202
   Cost of investments sold   15,461        2,170        5,061          258    2,698,239      208,562       789,353      623,151
                              ------        -----        -----          ---    ---------      -------       -------      -------
Net realized gain
(loss) on investments            172           64         (256)          (9)    (146,199)     (12,157)       21,589       12,051
Net change in
unrealized appreciation
or depreciation of
investments                   15,376       21,103       (5,451)         (415)    (43,478)      (4,303)      (37,191)     (10,594)
                              ------       ------       ------          ----     -------       ------       -------      -------
Net gain (loss)
on investments                15,548       21,167       (5,707)         (424)   (189,677)     (16,460)      (15,602)       1,457
                              ------       ------       ------          ----    --------      -------       -------        -----
Net increase (decrease)
in net assets resulting
from operations              $13,910      $19,040      $(8,092)        $(528)  $(193,123)    $(16,714)     $(30,849)     $(2,756)
                             =======      =======      =======         =====   =========     ========      ========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMDC1(1)     SMDC2(2)     SOVS1(1)     SOVS2(2)     SRES1(1)     WRES3(3)      SMSS1(1)     WMSS3(3)
Dividend income
from mutual funds
and portfolios               $39,807      $14,076          $--          $--         $111          $--           $49          $--
                             -------      -------          ---          ---         ----          ---           ---          ---
Expenses:
   Mortality and
   expense risk fee           53,268       16,989        5,014        2,863          746           36           377           81
   Administrative charge       5,512        1,888          519          318           77            4            39            9
                               -----        -----          ---          ---           --            -            --            -
Total expenses                58,780       18,877        5,533        3,181          823           40           416           90
                              ------       ------        -----        -----          ---           --           ---           --
Investment income
(loss) - net                 (18,973)      (4,801)      (5,533)      (3,181)        (712)         (40)         (367)         (90)
                             =======       ======       ======       ======         ====          ===          ====          ===

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales     3,896,679      802,325    2,777,822      157,570      442,490            7         7,603          296
   Cost of investments
   sold                    3,783,007      767,143    2,831,611      163,129      445,431            7         7,517          287
                           ---------      -------    ---------      -------      -------            -         -----          ---
Net realized gain
(loss) on investments        113,672       35,182      (53,789)      (5,559)      (2,941)          --            86            9
Net change in
unrealized appreciation
or depreciation of
investments                  486,449      217,632      (34,603)     (46,944)       5,864        1,810         4,924        2,189
                             -------      -------      -------      -------        -----        -----         -----        -----
Net gain (loss)
on investments               600,121      252,814      (88,392)     (52,503)       2,923        1,810         5,010        2,198
                             -------      -------      -------      -------        -----        -----         -----        -----
Net increase (decrease)
in net assets resulting
from operations             $581,148     $248,013     $(93,925)    $(55,684)      $2,211       $1,770        $4,643       $2,108
                            ========     ========     ========     ========       ======       ======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SISC1(1)     SISC2(2)     SCGR1(1)     SCGR2(2)     SUSE1(1)     WUSE3(3)      SGLI1(1)     WGLI3(3)
Dividend income from
mutual funds
and portfolios                   $16          $--      $65,888       $6,368      $21,076       $6,426       $25,037       $5,604
                                 ---          ---      -------       ------      -------       ------       -------       ------
Expenses:
   Mortality and
   expense risk fee            1,225           68        5,213          420        5,226        1,892         1,497          174
   Administrative charge         127            8          539           47          541          210           155           19
                                 ---            -          ---           --          ---          ---           ---           --
Total expenses                 1,352           76        5,752          467        5,767        2,102         1,652          193
                               -----           --        -----          ---        -----        -----         -----          ---
Investment income
(loss) - net                  (1,336)         (76)      60,136        5,901       15,309        4,324        23,385        5,411
                              ======          ===       ======        =====       ======        =====        ======        =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales         1,420          127       31,348       39,429       42,982       16,571        10,769        1,366
   Cost of investments sold    1,471          130       32,693       43,887       43,482       17,801        10,435        1,353
                               -----          ---       ------       ------       ------       ------        ------        -----
Net realized gain
(loss) on investments            (51)          (3)      (1,345)      (4,458)        (500)      (1,230)          334           13
Net change in
unrealized appreciation
or depreciation of
investments                   (8,202)         (29)    (164,916)      (9,340)    (107,687)     (47,492)      (13,132)      (3,735)
                              ------          ---     --------       ------     --------      -------       -------       ------
Net gain (loss)
on investments                (8,253)         (32)    (166,261)     (13,798)    (108,187)     (48,722)      (12,798)      (3,722)
                              ------          ---     --------      -------     --------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations              $(9,589)       $(108)   $(106,125)     $(7,897)    $(92,878)    $(44,398)      $10,587       $1,689
                             =======        =====    =========      =======     ========     ========       =======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SIEQ1(1)     SIEQ2(2)     SITO1(2)     SITO2(2)     SAGP1(1)     SAGP2(2)      SGLT1(2)     SGLT2(2)
Dividend income
from mutual funds
and portfolios               $31,288       $4,034          $--          $--     $148,180       $4,177      $15,892        $3,180
                             -------       ------          ---          ---     --------       ------      -------        ------
Expenses:
   Mortality and
   expense risk fee            2,811          230       10,366        1,266       31,903        2,961        16,470        2,803
   Administrative charge         291           26        1,073          141        3,301          329         1,704          312
                                 ---           --        -----          ---        -----          ---         -----          ---
Total expenses                 3,102          256       11,439        1,407       35,204        3,290        18,174        3,115
                               -----          ---       ------        -----       ------        -----        ------        -----
Investment income
(loss) - net                  28,186        3,778      (11,439)      (1,407)     112,976          887        (2,282)          65
                              ======        =====      =======       ======      =======          ===        ======           ==

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        23,461          306      312,421       13,734      484,066       24,299     3,855,085       72,010
   Cost of investments sold   25,166          329      327,444       14,568      610,347       32,474     4,273,284       94,478
                              ------          ---      -------       ------      -------       ------     ---------       ------
Net realized gain
(loss) on investments         (1,705)         (23)     (15,023)        (834)    (126,281)      (8,175)     (418,199)     (22,468)
Net change in
unrealized appreciation
or depreciation of
investments                  (67,096)      (7,026)    (626,940)    (109,306)  (2,042,431)    (262,979)     (821,080)    (229,214)
                             -------       ------     --------     --------   ----------     --------      --------     --------
Net gain (loss)
on investments               (68,801)      (7,049)    (641,963)    (110,140)  (2,168,712)    (271,154)   (1,239,279)    (251,682)
                             -------       ------     --------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             $(40,615)     $(3,271)   $(653,402)   $(111,547) $(2,055,736)   $(270,267)  $(1,241,561)   $(251,617)
                            ========      =======    =========    =========  ===========    =========   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SGRP1(1)     SGRP2(2)     SINT1(1)     SINT2(2)     SUDE1(1)     SUDE2(2)      SREQ1(1)     SREQ2(2)
Dividend income from
mutual funds
and portfolios              $198,587      $62,948     $101,665      $11,739       $2,486         $811        $8,523       $2,030
                            --------      -------     --------      -------       ------         ----        ------       ------
Expenses:
   Mortality and
   expense risk fee           57,718       16,003       28,010        4,031        2,563          858           306           64
   Administrative charge       5,973        1,779        2,899          448          265           95            31            7
                               -----        -----        -----          ---          ---           --            --            -
Total expenses                63,691       17,782       30,909        4,479        2,828          953           337           71
                              ------       ------       ------        -----        -----          ---           ---           --
Investment income
(loss) - net                 134,896       45,166       70,756        7,260         (342)        (142)        8,186        1,959
                             =======       ======       ======        =====         ====         ====         =====        =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       907,073    1,268,630      303,629      466,847       37,132        3,442        51,869           72
   Cost of investments sold  969,356    1,355,800      340,997      509,084       40,104        3,611        52,684           73
                             -------    ---------      -------      -------       ------        -----        ------           --
Net realized gain
(loss) on investments        (62,283)     (87,170)     (37,368)     (42,237)      (2,972)        (169)         (815)          (1)
Net change in
unrealized appreciation
or depreciation of
investments               (1,929,307)    (591,888)    (966,847)    (119,466)     (52,876)     (19,634)       (9,305)      (1,772)
                          ----------     --------     --------     --------      -------      -------        ------       ------
Net gain (loss)
on investments            (1,991,590)    (679,058)  (1,004,215)    (161,703)     (55,848)     (19,803)      (10,120)      (1,773)
                          ----------     --------   ----------     --------      -------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations          $(1,856,694)   $(633,892)   $(933,459)   $(154,443)    $(56,190)    $(19,945)      $(1,934)        $186
                         ===========    =========    =========    =========     ========     ========       =======         ====

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SRIE1(1)     SRIE2(2)     SNDS1(1)     SNDS2(2)     SRSS1(1)     SRSS2(2)      SUTS1(1)     WUTS3(3)
Dividend income from
mutual funds
and portfolios                $1,418         $105      $20,097          $--       $4,526          $--        $2,406          $--
                              ------         ----      -------          ---       ------          ---        ------          ---
Expenses:
   Mortality and
   expense risk fee              459            7       27,299        8,280       14,937        2,394        11,220        4,520
   Administrative charge          47            1        2,825          920        1,546          266         1,161          502
                                  --            -        -----          ---        -----          ---         -----          ---
Total expenses                   506            8       30,124        9,200       16,483        2,660        12,381        5,022
                                 ---            -       ------        -----       ------        -----        ------        -----
Investment income
(loss) - net                     912           97      (10,027)      (9,200)     (11,957)      (2,660)       (9,975)      (5,022)
                                 ===           ==      =======       ======      =======       ======        ======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales         2,356            8      272,483      581,606      107,807       26,600       934,352       48,669
   Cost of investments sold    2,457            8      296,880      571,681      114,332       29,020       932,151       48,043
                               -----            -      -------      -------      -------       ------       -------       ------
Net realized gain
(loss) on investments           (101)          --      (24,397)       9,925       (6,525)      (2,420)        2,201          626
Net change in
unrealized appreciation
or depreciation of
investments                   (2,665)          46     (303,615)     (50,643)    (327,678)     (68,167)       27,682       15,743
                              ------           --     --------      -------     --------      -------        ------       ------
Net gain (loss)
on investments                (2,766)          46     (328,012)     (40,718)    (334,203)     (70,587)       29,883       16,369
                              ------           --     --------      -------     --------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations              $(1,854)        $143    $(338,039)    $(49,918)   $(346,160)    $(73,247)      $19,908      $11,347
                             =======         ====    =========     ========    =========     ========       =======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMCC1(1)     SMCC2(2)     SPRM1(1)     SPRM2(2)     SVLU1(1)     SVLU2(2)      SISM1(1)     SISM2(2)
Dividend income from
mutual funds
and portfolios               $16,789       $4,948      $22,031       $1,605         $280         $132           $--          $--
                             -------       ------      -------       ------         ----         ----           ---          ---
Expenses:
   Mortality and
   expense risk fee            1,911          712        1,193           71        1,127          478         4,678        1,814
   Administrative charge         198           79          123            8          116           53           484          201
                                 ---           --          ---            -          ---           --           ---          ---
Total expenses                 2,109          791        1,316           79        1,243          531         5,162        2,015
                               -----          ---        -----           --        -----          ---         -----        -----
Investment income
(loss) - net                  14,680        4,157       20,715        1,526         (963)        (399)       (5,162)      (2,015)
                              ======        =====       ======        =====         ====         ====        ======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        31,035          790       69,955        5,081       27,109       12,312        39,043        5,191
   Cost of investments sold   30,602          771       69,187        4,785       26,162       11,869        47,487        5,371
                              ------          ---       ------        -----       ------       ------        ------        -----
Net realized gain (loss)
on investments                   433           19          768          296          947          443        (8,444)        (180)
Net change in
unrealized appreciation
or depreciation of
investments                    3,065        4,284        2,218          325       36,706       18,884      (206,480)     (92,159)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net gain (loss)
on investments                 3,498        4,303        2,986          621       37,653       19,327      (214,924)     (92,339)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net increase (decrease)
in net assets resulting
from operations              $18,178       $8,460      $23,701       $2,147      $36,690      $18,928     $(220,086)    $(94,354)
                             =======       ======      =======       ======      =======      =======     =========     ========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                     Segregated Asset Subaccounts
                                                                                  Combined
Investment income           SUSC1(1)     SUSC2(2)     SEQI1(1)     WEQI3(3)   Variable Account
Dividend income from
mutual funds
and portfolios                   $--          $--         $165       $5,853      $2,898,010
                                 ---          ---         ----       ------      ----------
Expenses:
   Mortality and
   expense risk fee            1,783          130           76        2,067         793,094
   Administrative charge         184           14            7          230          83,239
                                 ---           --            -          ---          ------
Total expenses                 1,967          144           83        2,297         876,333
                               -----          ---           --        -----         -------
Investment income
(loss) - net                  (1,967)        (144)          82        3,556       2,021,677
                              ======         ====           ==        =====       =========

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        47,686        1,949           83      112,410      74,890,168
   Cost of investments sold   47,360        1,940           83      113,337      76,979,594
                              ------        -----           --      -------      ----------
Net realized gain
(loss) on investments            326            9           --         (927)     (2,089,426)
Net change in
unrealized appreciation
or depreciation of
investments                   24,490          763          624       17,328     (19,690,957)
                              ------          ---          ---       ------     -----------
Net gain (loss)
on investments                24,816          772          624       16,401     (21,780,383)
                              ------          ---          ---       ------     -----------
Net increase (decrease)
in net assets resulting
from operations              $22,849         $628         $706       $19,957   $(19,758,706)
                             =======         ====         ====       =======   ============

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                   SBCA1(1)     WBCA3(2)     SBND1(1)     SBND2(3)     SCAR1(1)     WCAR3(2)      SCMG1(1)     SCMG2(3)
Investment income
(loss) - net                 $(1,671)     $(1,675)     $13,792         $378      $71,833      $37,785      $250,010      $37,100
Net realized gain
(loss) on investments         (8,601)        (636)         287          (11)      (5,902)      (2,171)       (1,732)          21
Net change in
unrealized appreciation
or depreciation
of investments               (62,137)     (74,135)       9,031        1,104     (117,580)     (84,002)          266           79
                             -------      -------        -----        -----     --------      -------           ---           --
Net increase (decrease)
in net assets resulting
from operations              (72,409)     (76,446)      23,110        1,471      (51,649)     (48,388)      248,544       37,200
                             =======      =======       ======        =====      =======      =======       =======       ======

Contract transactions
Contract purchase payments   657,680      769,145      614,278       57,985      732,254      170,164    30,026,918    4,269,523
Net transfers(4)             119,581       41,107       75,028        6,312       (9,985)     279,623   (17,446,429)  (1,615,535)
Contract terminations:
   Surrender benefits
   and contract charges      (17,030)     (13,514)      (2,376)        (150)      (5,436)      (4,986)     (995,416)     (11,528)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        760,231      796,738      686,930       64,147      716,833      444,801    11,585,073    2,642,460
                             -------      -------      -------       ------      -------      -------    ----------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $687,822     $720,292     $710,040      $65,618     $665,184     $396,413   $11,833,617   $2,679,660
                            ========     ========     ========      =======     ========     ========   ===========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   632,897      756,398      616,025       57,580      803,355      177,703    29,699,520    4,214,767
Net transfers(4)             122,786       46,995       74,203        6,156      (12,183)     306,851   (17,222,340)  (1,590,647)
Contract terminations:
   Surrender benefits and
   contract charges          (18,101)     (13,925)      (2,352)        (147)      (6,395)      (6,007)     (966,423)     (11,192)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  737,582      789,468      687,876       63,589      784,777      478,547    11,510,757    2,612,928
                             =======      =======      =======       ======      =======      =======    ==========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SDEI1(1)     WDEI3(2)     SEXI1(1)     WEXI3(2)     SFDI1(1)     WFDI3(2)      SGRO1(1)     SGRO2(3)
Investment income
(loss) - net                    $(33)        $(63)     $10,945       $8,169         $101       $2,368       $(2,071)       $(846)
Net realized gain
(loss) on investments             (1)         (64)        (738)        (293)          --            5          (411)        (478)
Net change in
unrealized appreciation
or depreciation
of investments                 1,821        2,128      (33,908)     (28,207)         177        4,910      (120,058)     (34,547)
                               -----        -----      -------      -------          ---        -----      --------      -------
Net increase (decrease)
in net assets resulting
from operations                1,787        2,001      (23,701)     (20,331)         278        7,283      (122,540)     (35,871)
                               =====        =====      =======      =======          ===        =====      ========      =======

Contract transactions
Contract purchase payments    14,489       18,770      298,158      277,965       21,586      249,431       510,924      188,611
Net transfers(4)              39,415       50,527       70,689       13,650        3,971       29,750        40,828        2,330
Contract terminations:
   Surrender benefits
   and contract charges           --           --       (2,437)      (2,375)          --         (506)       (2,100)          --
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions         53,904       69,297      366,410      289,240       25,557      278,675       549,652      190,941
                              ------       ------      -------      -------       ------      -------       -------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year    $55,691      $71,298     $342,709     $268,909      $25,835     $285,958      $427,112     $155,070
                             =======      =======     ========     ========      =======     ========      ========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments    13,938       17,292      317,723      297,468       20,581      243,999       519,042      207,981
Net transfers(4)              37,951       48,741       75,331       14,892        3,760       28,773        37,718        2,602
Contract terminations:
   Surrender benefits and
   contract charges               --           --       (2,672)      (2,673)          --         (487)       (2,727)          --
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                   51,889       66,033      390,382      309,687       24,341      272,285       554,033      210,583
                              ======       ======      =======      =======       ======      =======       =======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMGD1(1)     SMGD2(2)     SNDM1(1)     WNDM3(3)     SSCA1(1)     WSCA3(3)      SCAP1(1)     WCAP3(3)
Investment income
(loss) - net                 $35,493       $1,840     $117,444     $106,072       $3,620       $3,988      $173,467     $110,514
Net realized gain
(loss) on investments        (13,505)          (8)     (12,528)     (14,801)        (187)        (410)     (167,093)     (74,976)
Net change in
unrealized appreciation
or depreciation
of investments               (47,609)      (2,647)    (345,558)    (281,651)      (9,692)      (1,640)   (1,847,422)    (911,049)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations              (25,621)        (815)    (240,642)    (190,380)      (6,259)       1,938    (1,841,048)    (875,511)
                             =======         ====     ========     ========       ======        =====    ==========     ========

Contract transactions
Contract purchase payments   592,277       35,092    2,310,821    1,621,877      154,774      136,222     8,340,609    3,962,436
Net transfers(4)              44,579       13,786      208,870      420,630       (1,532)      17,256       771,411    1,227,799
Contract terminations:
   Surrender benefits and
   contract charges           (9,821)         (58)     (54,721)     (17,803)          --         (223)      (65,481)     (44,510)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        627,035       48,820    2,464,970    2,024,704      153,242      153,255     9,046,539    5,145,725
                             -------       ------    ---------    ---------      -------      -------     ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $601,414      $48,005   $2,224,328   $1,834,324     $146,983     $155,193    $7,205,491   $4,270,214
                            ========      =======   ==========   ==========     ========     ========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   576,405       36,506    2,320,492    1,699,790      148,253      154,535     8,198,709    4,532,087
Net transfers(4)              47,010       14,695      209,407      450,792       (1,618)      18,840       520,911    1,213,274
Contract terminations:
   Surrender benefits and
   contract charges          (10,410)         (63)     (61,603)     (20,701)          --         (230)      (78,893)     (59,347)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  613,005       51,138    2,468,296    2,129,881      146,635      173,145     8,640,727    5,686,014
                             =======       ======    =========    =========      =======      =======     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SCDV1(1)     SCDV2(2)     SVAL1(1)     WVAL3(3)     SPGR1(1)     SPGR2(2)      STEC1(1)     STEC2(2)
Investment income
(loss) - net                $(26,710)     $(6,095)    $338,728     $191,131      $(2,782)     $(6,932)     $107,434      $13,663
Net realized gain
(loss) on investments         (6,204)       6,298      (33,399)     (13,739)    (345,148)     (54,311)    (332,841)     (107,800)
Net change in
unrealized appreciation
or depreciation
of investments              (111,531)       2,662   (1,567,121)    (675,895)  (1,163,385)    (238,632)   (2,719,124)    (697,024)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             (144,445)       2,865   (1,261,792)    (498,503)  (1,511,315)    (299,875)   (2,944,531)    (791,161)
                            ========        =====   ==========     ========   ==========     ========    ==========     ========

Contract transactions
Contract purchase payments 3,494,876      950,297    7,793,238    4,030,271    6,272,243    1,959,383     8,534,763    2,343,724
Net transfers(4)             195,642     (117,605)   2,521,039    1,565,861    3,391,591     (129,775)    1,155,880      336,764
Contract terminations:
   Surrender benefits and
   contract charges          (27,026)     (11,023)    (166,782)     (67,495)     (83,289)     (14,098)     (102,068)     (19,639)
   Death benefits                 --           --           --      (12,741)     (56,832)          --            --           --
                               -----        -----        -----      -------      -------        -----         -----        -----
Increase (decrease) from
contract transactions      3,663,492      821,669   10,147,495    5,515,896    9,523,713     1,815,510    9,588,575    2,660,849
                           ---------      -------   ----------    ---------    ---------     ---------    ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year $3,519,047     $824,534   $8,885,703   $5,017,393   $8,012,398   $1,515,635    $6,644,044   $1,869,688
                          ==========     ========   ==========   ==========   ==========   ==========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 3,444,651      976,071    8,266,220    4,464,626    6,116,208    2,042,190     8,622,637    2,661,258
Net transfers(4)             209,868     (114,591)   2,672,563    1,822,819    3,339,213     (125,781)    1,065,532      245,599
Contract terminations:
   Surrender benefits and
   contract charges          (27,862)     (11,325)    (200,942)     (83,327)     (96,848)     (17,623)     (145,665)     (25,033)
   Death benefits                 --           --           --      (17,391)     (60,786)          --            --           --
                               -----        -----        -----      -------      -------        -----         -----        -----
Units outstanding at
end of year                3,626,657      850,155   10,737,841    6,186,727    9,297,787    1,898,786     9,542,504    2,881,824
                           =========      =======   ==========    =========    =========    =========     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SUGH1(1)     SUGH2(2)     SCAS1(1)     SCAS2(2)     SEGR1(1)     SEGR2(2)      SGRI1(1)     SGRI2(2)
Investment income
(loss) - net                 $(1,638)     $(2,127)     $(2,385)       $(104)     $(3,446)       $(254)     $(15,247)     $(4,213)
Net realized gain
(loss) on investments            172           64         (256)          (9)    (146,199)     (12,157)       21,589       12,051
Net change in
unrealized appreciation
or depreciation
of investments                15,376       21,103       (5,451)        (415)     (43,478)      (4,303)      (37,191)     (10,594)
                              ------       ------       ------         ----      -------       ------       -------      -------
Net increase (decrease)
in net assets resulting
from operations               13,910       19,040       (8,092)        (528)    (193,123)     (16,714)      (30,849)      (2,756)
                              ======       ======       ======         ====     ========      =======       =======       ======

Contract transactions
Contract purchase payments   319,770      382,858      277,784       42,793      302,520       45,047     2,454,712    1,043,174
Net transfers(3)              19,203        8,286      373,594           --    1,261,399       68,242      (97,138)    (398,226)
Contract terminations:
   Surrender benefits and
   contract charges           (3,262)        (108)      (2,879)        (108)      (6,248)        (571)      (49,859)     (12,690)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        335,711      391,036      648,499       42,685    1,557,671      112,718     2,307,715      632,258
                             -------      -------      -------       ------    ---------      -------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
                            ========     ========     ========      =======   ==========      =======    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   304,584      396,920      284,163       44,300      333,344       41,920     2,372,205    1,032,040
Net transfers(3)              17,854        8,153      386,849           --    1,310,784       61,622       (74,752)    (382,104)
Contract terminations:
   Surrender benefits and
   contract charges           (3,112)        (108)      (3,071)        (114)      (7,528)        (614)      (47,522)     (12,818)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  319,326      404,965      667,941       44,186    1,636,600      102,928     2,249,931      637,118
                             =======      =======      =======       ======    =========      =======     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMDC1(1)     SMDC2(2)     SOVS1(1)     SOVS2(2)     SRES1(1)     WRES3(3)      SMSS1(1)     WMSS3(3)
Investment income
(loss) - net                $(18,973)     $(4,801)     $(5,533)     $(3,181)       $(712)        $(40)        $(367)        $(90)
Net realized gain
(loss) on investments        113,672       35,182      (53,789)      (5,559)      (2,941)          --            86            9
Net change in
unrealized appreciation
or depreciation
of investments               486,449      217,632      (34,603)     (46,944)       5,864        1,810         4,924        2,189
                             -------      -------      -------      -------        -----        -----         -----        -----
Net increase (decrease)
in net assets resulting
from operations              581,148      248,013      (93,925)     (55,684)       2,211        1,770         4,643        2,108
                             =======      =======      =======      =======        =====        =====         =====        =====

Contract transactions
Contract purchase payments 7,559,233    3,628,721      841,589      444,999      122,626       23,968        54,201       33,052
Net transfers(4)           3,546,696      337,286      168,253       41,735      229,261       82,923        41,995        8,407
Contract terminations:
   Surrender benefits and
   contract charges         (172,163)     (48,375)      (8,337)      (1,254)          --           --        (7,187)        (206)
   Death benefits                 --           --      (59,173)          --           --           --            --           --
                               -----        -----      -------        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions     10,933,766    3,917,632      942,332      485,480      351,887      106,891        89,009       41,253
                          ----------    ---------      -------      -------      -------      -------        ------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at
end of year              $11,514,914   $4,165,645     $848,407     $429,796     $354,098     $108,661       $93,652      $43,361
                         ===========   ==========     ========     ========     ========     ========       =======      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 6,971,606    3,395,156      954,864      462,213      100,047       21,476        48,762       31,175
Net transfers(4)           3,251,812      305,424      192,243       45,436      168,453       70,473        36,521        7,974
Contract terminations:
   Surrender benefits and
   contract charges         (151,020)     (50,799)     (10,421)      (1,433)          --           --        (6,541)        (191)
   Death benefits                 --           --     (72,567)           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year               10,072,398    3,649,781    1,064,119      506,216      268,500       91,949        78,742       38,958
                          ==========    =========    =========      =======      =======       ======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SISC1(1)     SISC2(2)     SCGR1(1)     SCGR2(2)     SUSE1(1)     WUSE3(3)      SGLI1(1)     WGLI3(3)
Investment income
(loss) - net                 $(1,336)        $(76)     $60,136       $5,901      $15,309       $4,324       $23,385       $5,411
Net realized gain
(loss) on investments            (51)          (3)      (1,345)      (4,458)        (500)      (1,230)          334           13
Net change in
unrealized appreciation
or depreciation
of investments                (8,202)         (29)    (164,916)      (9,340)    (107,687)     (47,492)      (13,132)      (3,735)
                              ------          ---     --------       ------     --------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations               (9,589)        (108)    (106,125)      (7,897)     (92,878)     (44,398)       10,587        1,689
                              ======         ====     ========       ======      =======      =======        ======        =====

Contract transactions
Contract purchase payments   198,397       31,447    1,096,235      110,089    1,864,441      377,379       264,785       61,486
Net transfers(4)               2,637           --      114,644       (6,407)      37,429      207,131         2,441           64
Contract terminations:
   Surrender benefits and
   contract charges               --          (51)     (10,066)        (932)     (20,846)      (1,190)         (343)      (1,237)
   Death benefits                 --           --           --      (13,759)          --           --            --           --
                               -----        -----        -----      -------        -----        -----         -----        -----
Increase (decrease) from
contract transactions        201,034       31,396    1,200,813       88,991    1,881,024      583,320       266,883       60,313
                             -------       ------    ---------       ------    ---------      -------       -------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $538,922      $277,470      $62,002
                            ========      =======   ==========      =======   ==========     ========      ========      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   196,279       32,571    1,054,879      113,417    1,893,090      378,248       256,717       59,393
Net transfers(4)               2,623           --      113,042       (7,330)      38,122      209,541         3,896           --
Contract terminations:
   Surrender benefits and
   contract charges               --          (55)     (10,596)      (1,024)     (20,911)        (743)         (325)      (1,188)
   Death benefits                 --           --           --      (16,243)          --           --            --           --
                               -----        -----        -----      -------        -----        -----         -----        -----
Units outstanding at
end of year                  198,902       32,516    1,157,325       88,820    1,910,301      587,046       260,288       58,205
                             =======       ======    =========       ======    =========      =======       =======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SIEQ1(1)     SIEQ2(2)     SITO1(2)     SITO2(2)     SAGP1(1)     SAGP2(2)      SGLT1(2)     SGLT2(2)
Investment income
(loss) - net                 $28,186       $3,778     $(11,439)     $(1,407)    $112,976         $887       $(2,282)         $65
Net realized gain
(loss) on investments         (1,705)         (23)     (15,023)        (834)    (126,281)      (8,175)     (418,199)     (22,468)
Net change in
unrealized appreciation
or depreciation
of investments               (67,096)      (7,026)    (626,940)    (109,306)  (2,042,431)    (262,979)     (821,080)    (229,214)
                             -------       ------     --------     --------   ----------     --------      --------     --------
Net increase (decrease)
in net assets resulting
from operations              (40,615)      (3,271)    (653,402)    (111,547)  (2,055,736)    (270,267)   (1,241,561)    (251,617)
                             =======       ======     ========     ========   ==========     ========    ==========     ========

Contract transactions
Contract purchase payments   542,000       70,098    2,312,744      308,383    6,344,432    1,022,625     3,213,371      804,617
Net transfers(3)              30,733          730     (119,886)      87,112      888,356       (6,889)      685,549      (13,006)
Contract terminations:
   Surrender benefits and
   contract charges           (6,145)         (50)     (19,215)      (1,171)     (65,303)     (10,045)      (24,668)     (16,820)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        566,588       70,778    2,173,643      394,324    7,167,485    1,005,691     3,874,252      774,791
                             -------       ------    ---------      -------    ---------    ---------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $525,973      $67,507   $1,520,241     $282,777   $5,111,749     $735,424    $2,632,691     $523,174
                            ========      =======   ==========     ========   ==========     ========    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   592,759       75,989    2,410,689      315,353    7,693,553    1,074,287     3,331,978      819,039
Net transfers(3)              35,301          827     (122,106)     106,335    1,158,024      (11,926)      577,423      (25,178)
Contract terminations:
   Surrender benefits and
   contract charges           (7,229)         (58)     (28,679)      (1,493)    (112,591)      (12,434)     (36,276)     (24,735)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  620,831       76,758    2,259,904      420,195    8,738,986    1,049,927     3,873,125      769,126
                             =======       ======    =========      =======    =========    =========     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SGRP1(1)     SGRP2(2)     SINT1(1)     SINT2(2)     SUDE1(1)     SUDE2(2)      SREQ1(1)     SREQ2(2)
Investment income
(loss) - net                $134,896      $45,166      $70,756       $7,260        $(342)       $(142)       $8,186       $1,959
Net realized gain
(loss) on investments        (62,283)     (87,170)     (37,368)     (42,237)      (2,972)        (169)         (815)          (1)
Net change in
unrealized appreciation
or depreciation
of investments            (1,929,307)    (591,888)    (966,847)    (119,466)     (52,876)     (19,634)       (9,305)      (1,772)
                          ----------     --------     --------     --------      -------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations           (1,856,694)    (633,892)    (933,459)    (154,443)     (56,190)     (19,945)       (1,934)         186
                          ==========     ========     ========     ========      =======      =======        ======          ===

Contract transactions
Contract purchase payments 9,270,767    4,356,177    5,581,638    1,036,637      727,508      167,220       128,629       17,807
Net transfers(3)           2,685,786      (91,152)     731,095        8,613      (16,485)      56,905       (51,032)          --
Contract terminations:
   Surrender benefits and
   contract charges         (153,535)     (79,104)     (61,277)     (21,102)      (5,014)      (2,557)           --           --
   Death benefits                 --      (12,899)          --      (12,872)          --           --            --           --
                               -----      -------        -----      -------        -----        -----         -----        -----
Increase (decrease) from
contract transactions     11,803,018    4,173,022    6,251,456    1,011,276      706,009      221,568        77,597       17,807
                          ----------    ---------    ---------    ---------      -------      -------        ------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year $9,946,324   $3,539,130   $5,317,997     $856,833     $649,819     $201,623       $75,663      $17,993
                          ==========   ==========   ==========     ========     ========     ========       =======      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 9,751,230    4,566,065    6,504,706    1,105,360      719,697      172,359       116,923       17,990
Net transfers(3)           2,782,822     (100,737)     888,669       14,587      (17,936)      55,758       (46,832)          --
Contract terminations:
   Surrender benefits and
   contract charges         (189,549)    (114,862)     (83,941)     (26,378)      (5,391)      (2,692)           --           --
   Death benefits                 --     (17,085)           --     (17,049)           --           --            --           --
                               -----     -------         -----     -------         -----        -----         -----        -----
Units outstanding at
end of year               12,344,503    4,333,381    7,309,434    1,076,520      696,370      225,425        70,091       17,990
                          ==========    =========    =========    =========      =======      =======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SRIE1(1)     SRIE2(2)     SNDS1(1)     SNDS2(2)     SRSS1(1)     SRSS2(2)      SUTS1(1)     WUTS3(3)
Investment income
(loss) - net                    $912          $97     $(10,027)     $(9,200)    $(11,957)     $(2,660)      $(9,975)     $(5,022)
Net realized gain
(loss) on investments           (101)          --      (24,397)       9,925       (6,525)      (2,420)        2,201          626
Net change in
unrealized appreciation
or depreciation
of investments                (2,665)          46     (303,615)     (50,643)    (327,678)     (68,167)       27,682       15,743
                              ------           --     --------      -------     --------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations               (1,854)         143     (338,039)     (49,918)    (346,160)     (73,247)       19,908       11,347
                              ======          ===     ========      =======     ========      =======        ======       ======

Contract transactions
Contract purchase payments    44,929       10,401    4,202,541    1,660,790    2,850,712      892,057     2,575,119    1,115,702
Net transfers(4)              52,243           --      700,671     (372,404)     349,676      102,612       936,291      410,432
Contract terminations:
   Surrender benefits and
   contract charges               --           --      (74,040)      (6,478)     (33,435)      (8,868)      (34,177)     (23,845)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions         97,172       10,401    4,829,172    1,281,908    3,166,953      985,801     3,477,233    1,502,289
                              ------       ------    ---------    ---------    ---------      -------     ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year    $95,318      $10,544   $4,491,133   $1,231,990   $2,820,793     $912,554    $3,497,141   $1,513,636
                             =======      =======   ==========   ==========   ==========     ========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments    45,840       11,094    4,426,084    1,650,661    2,679,770      914,568     2,629,424    1,326,506
Net transfers(4)              54,901           --      767,792     (352,973)     333,705      109,186       956,598      487,045
Contract terminations:
   Surrender benefits and
   contract charges               --           --      (84,136)      (6,076)     (35,195)      (9,853)      (34,874)     (28,053)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  100,741       11,094    5,109,740    1,291,612    2,978,280    1,013,901     3,551,148    1,785,498
                             =======       ======    =========    =========    =========    =========     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMCC1(1)     SMCC2(2)     SPRM1(1)     SPRM2(2)     SVLU1(1)     SVLU2(2)      SISM1(1)     SISM2(2)
Investment income
(loss) - net                 $14,680       $4,157      $20,715       $1,526        $(963)       $(399)      $(5,162)     $(2,015)
Net realized gain
(loss) on investments            433           19          768          296          947          443        (8,444)        (180)
Net change in
unrealized appreciation
or depreciation
of investments                 3,065        4,284        2,218          325       36,706       18,884      (206,480)     (92,159)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net increase (decrease)
in net assets resulting
from operations               18,178        8,460       23,701        2,147       36,690       18,928      (220,086)     (94,354)
                              ======        =====       ======        =====       ======       ======      ========      =======

Contract transactions
Contract purchase payments   318,917      184,795      258,160       18,172      285,684      180,937     1,162,298      407,278
Net transfers(3)             244,332        1,916      570,299      307,262      771,787      427,085        63,523         (151)
Contract terminations:
   Surrender benefits and
   contract charges             (995)          --         (557)          --         (495)      (1,114)       (4,123)      (5,616)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        562,254      186,711      827,902      325,434    1,056,976      606,908     1,221,698      401,511
                             -------      -------      -------      -------    ---------      -------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $580,432     $195,171     $851,603     $327,581   $1,093,666     $625,836    $1,001,612     $307,157
                            ========     ========     ========     ========   ==========     ========    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   275,711      171,877      209,531       17,600      225,970      155,367     1,801,426      440,269
Net transfers(3)             216,030          909      431,206      266,151      559,483      331,963        72,741           --
Contract terminations:
   Surrender benefits and
   contract charges             (862)          --         (419)          --         (356)        (864)       (7,024)      (5,851)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  490,879      172,786      640,318      283,751      785,097      486,466     1,867,143      434,418
                             =======      =======      =======      =======      =======      =======     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Signature One
Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                        Segregated Asset Subaccounts
                                                                                    Combined
Operations                  SUSC1(1)     SUSC2(2)     SEQI1(1)     WEQI3(3)     Variable Account
Investment income
(loss) - net                 $(1,967)       $(144)         $82       $3,556       $2,021,677
Net realized gain
(loss) on investments            326            9           --         (927)      (2,089,426)
Net change in
unrealized appreciation
or depreciation
of investments                24,490          763          624       17,328      (19,690,957)
                              ------          ---          ---       ------      -----------
Net increase (decrease)
in net assets resulting
from operations               22,849          628          706       19,957      (19,758,706)
                              ======          ===          ===       ======      ===========

Contract transactions
Contract purchase payments   369,485       24,274       40,473      241,629      165,741,096
Net transfers(4)              30,900        6,978       12,118      251,382        9,116,294
Contract terminations:
   Surrender benefits and
   contract charges             (843)          --           --      (18,155)      (2,768,550)
   Death benefits                 --           --           --           --         (168,276)
                               -----        -----        -----        -----         --------
Increase (decrease) from
contract transactions        399,542       31,252       52,591      474,856      171,920,564
                             -------       ------       ------      -------      -----------
Net assets at
beginning of year                 --           --           --           --               --
                               -----        -----        -----        -----            -----
Net assets at end of year   $422,391      $31,880      $53,297     $494,813     $152,161,858
                            ========      =======      =======     ========     ============

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --
Contract purchase payments   486,875       23,944       36,039      224,160
Net transfers(4)              40,761        6,722       11,028      229,583
Contract terminations:
   Surrender benefits and
   contract charges           (1,076)          --           --      (16,738)
   Death benefits                 --           --           --           --
                               -----        -----        -----        -----
Units outstanding at
end of year                  526,560       30,666       47,067      437,005
                             =======       ======       ======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express(R) Signature One Variable Annuity

Notes to Financial Statements
--------------------------------------------------------------------------------
1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Credit Suisse Warburg Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

--------------- -------------------------------------- -------------------------
Subaccount      Invests exclusively in shares of       Investment Manager
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SBCA1           AXP(R) Variable Portfolio - Blue Chip  IDS Life Insurance
WBCA3           Advantage Fund                         Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SBND1           AXP(R) Variable Portfolio - Bond Fund  IDS Life Insurance
SBND2                                                  Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAR1           AXP(R) Variable Portfolio - Capital    IDS Life Insurance
WCAR3           Resource Fund                          Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCMG1           AXP(R) Variable Portfolio - Cash       IDS Life Insurance
SCMG2           Management Fund                        Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SDEI1           AXP(R) Variable Portfolio -            IDS Life Insurance
WDEI3           Diversified Equity Income Fund         Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEXI1           AXP(R) Variable Portfolio - Extra      IDS Life Insurance
WEXI3           Income Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SFDI1           AXP(R) Variable Portfolio - Federal    IDS Life Insurance
WFDI3           Income Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRO1           AXP(R) Variable Portfolio -            IDS Life Insurance
SGRO2           Growth Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMGD1           AXP(R) Variable Portfolio - Managed    IDS Life Insurance
SMGD2           Fund                                   Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SNDM1           AXP(R) Variable Portfolio - New        IDS Life Insurance
WNDM3           Dimensions Fund(R)                     Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SSCA1           AXP(R) Variable Portfolio - Small Cap  IDS Life Insurance
WSCA3           Advantage Fund                         Company(2)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAP1           AIM V.I. Capital Appreciation Fund     A I M Advisors, Inc.
WCAP3
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCDV1           AIM V.I. Capital Development Fund      A I M Advisors, Inc.
SCDV2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SVAL1           AIM V.I. Value Fund                    A I M Advisors, Inc.
WVAL3
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SPGR1           Alliance VP Premier Growth Portfolio   Alliance Capital
SPGR2           (Class B)                              Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
STEC1           Alliance VP Technology Portfolio       Alliance Capital
STEC2           (Class B)                              Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUGH1           Alliance VP U.S. Government/High       Alliance Capital
SUGH2           Grade Securities Portfolio (Class B)   Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAS1           Baron Capital Asset Fund - Insurance   BAMCO, Inc.
SCAS2           Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEGR1           Credit Suisse Warburg Pincus Trust -   Credit Suisse Asset
SEGR2           Emerging Growth Portfolio              Management, LLC
--------------- -------------------------------------- -------------------------

--------------- -------------------------------------- -------------------------
Subaccount      Invests exclusively in shares of       Investment Manager
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRI1           Fidelity VIP III Growth & Income       Fidelity Management &
SGRI2           Portfolio (Service Class)              Research Company (FMR)(3)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMDC1           Fidelity VIP III Mid Cap Portfolio     Fidelity Management &
SMDC2           (Service Class)                        Research Company (FMR)(3)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SOVS1           Fidelity VIP Overseas Portfolio        Fidelity Management &
SOVS2           (Service Class)                        Research Company (FMR)(4)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRES1           FTVIPT Franklin Real Estate            Franklin Advisers, Inc.
WRES3           Securities Fund - Class 2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMSS1           FTVIPT Mutual Shares Securities Fund   Franklin Mutual
WMSS3           - Class 2                              Advisers, LLC
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SISC1           FTVIPT Templeton International         Templeton Investment
SISC2           Smaller Companies Fund - Class 2       Counsel, LLC
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCGR1           Goldman Sachs VIT Capital Growth Fund  Goldman Sachs Asset
SCGR2                                                  Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUSE1           Goldman Sachs VIT CORESM U.S. Equity   Goldman Sachs Asset
WUSE3           Fund                                   Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGLI1           Goldman Sachs VIT Global Income Fund   Goldman Sachs Asset
WGLI3                                                  Management International
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SIEQ1           Goldman Sachs VIT International        Goldman Sachs Asset
SIEQ2           Equity Fund                            Management International
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SITO1           Goldman Sachs VIT Internet             Goldman Sachs Asset
SITO2           Tollkeeper FundSM                      Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SAGP1           Janus Aspen Series Aggressive Growth   Janus Capital
SAGP2           Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGLT1           Janus Aspen Series Global Technology   Janus Capital
SGLT2           Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRP1           Janus Aspen Series Growth Portfolio:   Janus Capital
SGRP2           Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SINT1           Janus Aspen Series International       Janus Capital
SINT2           Growth Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUDE1           J.P. Morgan U.S. Disciplined Equity    J.P. Morgan
SUDE2           Portfolio
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SREQ1           Lazard Retirement Equity Portfolio     Lazard Asset Management
SREQ2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRIE1           Lazard Retirement International        Lazard Asset Management
SRIE2           Equity Portfolio
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SNDS1           MFS(R) New Discovery Series -          MFS Investment
SNDS2           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRSS1           MFS(R) Research Series -               MFS Investment
SRSS2           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUTS1           MFS(R) Utilities Series -              MFS Investment
WUTS3           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMCC1           Royce Micro-Cap Portfolio              Royce & Associates, Inc.
SMCC2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SPRM1           Royce Small-Cap Portfolio              Royce & Associates, Inc.
SPRM2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SVLU1           Third Avenue Value Portfolio           EQSF Advisers, Inc.
SVLU2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SISM1           Wanger International Small Cap         Liberty Wanger Asset
SISM2                                                  Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUSC1           Wanger U.S. Small Cap                  Liberty Wanger Asset
SUSC2                                                  Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEQI1           Wells Fargo VT Equity Income Fund      Wells Fargo Funds
WEQI3                                                  Management, LLC(5)
--------------- -------------------------------------- -------------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) FMR U.K.  and FMR Far  East  are the  sub-investment advisers.
(4) FMR U.K., FMR Far East, Fidelity International Investment Advisors and FIIA U.K. are the sub-investment advisers.
(5) Wells Capital Management Incorporated is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

--------------------------------------------------------------------------------
3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.35% or 1.45% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

--------------------------------------------------------------------------------
4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

--------------------------------------------------------------------------------
5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $40 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $100,000 or more on the current contract anniversary. The $40 annual charge is deducted at the time of any full withdrawal.

--------------------------------------------------------------------------------
6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first nine payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

--------------------------------------------------------------------------------
7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SBCA1            AXP(R) Variable Portfolio -             68,294          $ 9.88
WBCA3            Blue Chip Advantage Fund                72,960            9.88
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SBND1            AXP(R) Variable Portfolio -             68,197           10.37
SBND2            Bond Fund                                6,303           10.37
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAR1            AXP(R) Variable Portfolio -             25,065           26.57
WCAR3            Capital Resource Fund                   14,935           26.57
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCMG1            AXP(R) Variable Portfolio -         11,574,470            1.00
SCMG2            Cash Management Fund                 2,670,797            1.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SDEI1            AXP(R) Variable Portfolio -              5,570           10.01
WDEI3            Diversified Equity Income                7,130           10.01
                 Fund
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEXI1            AXP(R) Variable Portfolio -             48,668            6.99
WEXI3            Extra Income Fund                       38,180            6.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SFDI1            AXP(R) Variable Portfolio -              2,535           10.17
WFDI3            Federal Income Fund                     26,979           10.17
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRO1            AXP(R) Variable Portfolio -             43,661            9.43
SGRO2            Growth Fund                             16,472            9.43
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMGD1            AXP(R) Variable Portfolio -             34,053           17.68
SMGD2            Managed Fund                             2,717           17.68
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SNDM1            AXP(R) Variable Portfolio -            115,355           19.21
WNDM3            New Dimensions Fund(R)                  95,576           19.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SSCA1            AXP(R) Variable Portfolio -             13,137           11.20
WSCA3            Small Cap Advantage Fund                13,869           11.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAP1            AIM V.I. Capital                       253,175           30.84
WCAP3            Appreciation Fund                      151,760           30.84
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCDV1            AIM V.I. Capital Development           277,465           12.99
SCDV2            Fund                                    64,187           12.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SVAL1            AIM V.I. Value Fund                    325,364           27.31
WVAL3                                                   183,136           27.31
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SPGR1            Alliance VP Premier Growth             253,696           31.93
SPGR2            Portfolio (Class B)                     47,724           31.93
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
STEC1            Alliance VP Technology                 285,468           24.90
STEC2            Portfolio (Class B)                     85,400           24.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUGH1            Alliance VP U.S.                        30,036           11.64
SUGH2            Government/High Grade                   35,230           11.64
                 Securities Portfolio (Class
                 B)
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAS1            Baron Capital Asset Fund -              37,104           17.26
SCAS2            Insurance Shares                         2,442           17.26
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEGR1            Credit Suisse Warburg Pincus           106,108           12.86
SEGR2            Trust - Emerging Growth                  7,465           12.86
                 Portfolio
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRI1            Fidelity VIP III Growth &              149,892           15.19
SGRI2            Income Portfolio (Service               41,442           15.19
                 Class)
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMDC1            Fidelity VIP III Mid Cap               566,703           20.22
SMDC2            Portfolio (Service Class)              201,239           20.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SOVS1            Fidelity VIP Overseas                   42,548           19.94
SOVS2            Portfolio (Service Class)               21,554           19.94
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRES1            FTVIPT Franklin Real Estate             11,110           17.36
WRES3            Fund - Class 2                           3,186           17.36
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMSS1            FTVIPT Mutual Shares                     6,586           14.22
WMSS3            Securities Fund - Class 2                3,049           14.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SISC1            FTVIPT Templeton                        17,825           10.74
SISC2            International Smaller                    2,913           10.74
                 Companies Fund -
                 Class 2
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCGR1            Goldman Sachs VIT Capital               90,545           12.09
SCGR2            Growth Fund                              6,708           12.09
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUSE1            Goldman Sachs VIT CORESM               143,281           12.48
WUSE3            U.S. Equity Fund                        43,073           12.48
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGLI1            Goldman Sachs VIT Global                28,618            9.75
WGLI3            Income Fund                              6,359            9.75
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SIEQ1            Goldman Sachs VIT                       44,650           11.78
SIEQ2            International Equity Fund                5,731           11.78
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SITO1            Goldman Sachs VIT Internet             223,565            6.80
SITO2            Tollkeeper FundSM                       41,585            6.80
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SAGP1            Janus Aspen Series                     141,967           35.97
SAGP2            Aggressive Growth Portfolio:            21,277           35.97
                 Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGLT1            Janus Aspen Series Global              401,938            6.55
SGLT2            Technology Portfolio:                   79,874            6.55
                 Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRP1            Janus Aspen Series Growth              383,956           26.36
SGRP2            Portfolio: Service Shares              137,185           26.36
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SINT1            Janus Aspen Series                     173,383           30.64
SINT2            International Growth                    27,965           30.64
                 Portfolio: Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUDE1            J.P. Morgan U.S. Disciplined            43,612           14.90
SUDE2            Equity Portfolio                        13,532           14.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SREQ1            Lazard Retirement Equity                 7,418           10.20
SREQ2            Portfolio                                1,764           10.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRIE1            Lazard Retirement                        7,937           12.01
SRIE2            International Equity                       878           12.01
                 Portfolio
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SNDS1            MFS(R) New Discovery Series -          270,371           16.61
SNDS2            Initial Class                           74,172           16.61
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRSS1            MFS(R) Research Series -               135,615           20.80
SRSS2            Initial Class                           43,873           20.80
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUTS1            MFS(R) Utilities Series -              144,939           23.57
WUTS3            Initial Class                           64,154           23.57
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMCC1            Royce Micro-Cap Portfolio               82,331            7.05
SMCC2                                                    27,684            7.05
---------------- ------------------------------ ---------------- ---------------

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SPRM1            Royce Small-Cap Portfolio               64,354            6.40
SPRM2                                                     6,777            6.40
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SVLU1            Third Avenue Value Portfolio            33,838           15.21
SVLU2                                                    14,872           15.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SISM1            Wanger International Small              35,133           28.49
SISM2            Cap                                     10,781           28.49
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUSC1            Wanger U.S. Small Cap                   21,130           19.99
SUSC2                                                     1,595           19.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEQI1            Wells Fargo VT Equity Income             3,133           17.01
WEQI3            Fund                                    28,931           17.01
---------------- ------------------------------ ---------------- ---------------

--------------------------------------------------------------------------------
8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:
                                                         Year ended Dec. 31,
---------------- ------------------------------------ --------------------------
Subaccount       Investment                                                2000
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SBCA1(1)         AXP(R) Variable Portfolio - Blue                   $   848,945
WBCA3(2)         Chip Advantage Fund                                    828,917
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SBND1(1)         AXP(R) Variable Portfolio -                            725,727
SBND2(3)         Bond Fund                                               65,911
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAR1(1)         AXP(R) Variable Portfolio - Capital                    837,997
WCAR3(2)         Resource Fund                                          509,191
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCMG1(1)         AXP(R) Variable Portfolio - Cash                    44,161,739
SCMG2(3)         Management Fund                                      9,719,793
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SDEI1(1)         AXP(R) Variable Portfolio -                             53,950
WDEI3(2)         Diversified Equity Income Fund                          71,273
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEXI1(1)         AXP(R) Variable Portfolio - Extra                      384,229
WEXI3(2)         Income Fund                                            302,587
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SFDI1(1)         AXP(R) Variable Portfolio - Federal                     25,632
WFDI3(2)         Income Fund                                            270,300
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRO1(1)         AXP(R) Variable Portfolio - Growth                     536,546
SGRO2(3)         Fund                                                   196,343
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMGD1(1)         AXP(R) Variable Portfolio - Managed                  1,055,426
SMGD2(3)         Fund                                                    50,845
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SNDM1(1)         AXP(R) Variable Portfolio - New                      2,667,601
WNDM3(2)         Dimensions Fund(R)                                   2,376,709
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SSCA1(1)         AXP(R) Variable Portfolio - Small                      160,461
WSCA3(2)         Cap Advantage Fund                                     166,008
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAP1(1)         AIM V.I. Capital Appreciation Fund                  10,887,781
WCAP3(2)                                                              6,413,710
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCDV1(1)         AIM V.I. Capital Development Fund                    4,274,391
SCDV2(3)                                                                952,930
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SVAL1(1)         AIM V.I. Value Fund                                 11,097,763
WVAL3(2)                                                              5,835,791
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SPGR1(1)         Alliance VP Premier Growth                          13,157,184
SPGR2(3)         Portfolio (Class B)                                  2,533,086
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
STEC1(1)         Alliance VP Technology Portfolio                    13,789,449
STEC2(3)         (Class B)                                            3,429,860
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUGH1(1)         Alliance VP U.S. Government/High                       349,706
SUGH2(3)         Grade Securities Portfolio (Class B)                   391,143
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAS1(1)         Baron Capital Asset Fund -                             650,919
SCAS2(3)         Insurance Shares                                        42,830
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEGR1(1)         Credit Suisse Warburg Pincus Trust                   4,106,265
SEGR2(3)         - Emerging Growth Portfolio                            308,869
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRI1(1)         Fidelity VIP III Growth & Income                     3,103,410
SGRI2(3)         Portfolio (Service Class)                            1,263,247
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMDC1(1)         Fidelity VIP III Mid Cap Portfolio                  14,755,294
SMDC2(3)         (Service Class)                                      4,618,566
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SOVS1(1)         Fidelity VIP Overseas Portfolio                      3,714,621
SOVS2(3)         (Service Class)                                        639,869
---------------- ------------------------------------ --------------------------

                                                         Year ended Dec. 31,
---------------- ------------------------------------ --------------------------
Subaccount       Investment                                                2000
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRES1(1)         FTVIPT Franklin Real Estate Fund -                     632,434
WRES3(2)         Class 2                                                 53,502
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMSS1(1)         FTVIPT Mutual Shares Securities                         96,245
WMSS3(2)         Fund - Class 2                                          41,459
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SISC1(1)         FTVIPT Templeton International                         201,118
SISC2(3)         Smaller Companies Fund - Class 2                        31,447
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCGR1(1)         Goldman Sachs VIT Capital Growth                     1,292,297
SCGR2(3)         Fund                                                   134,321
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUSE1(1)         Goldman Sachs VIT CORESM U.S.                        1,939,315
WUSE3(2)         Equity Fund                                            602,846
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGLI1(1)         Goldman Sachs VIT Global Income                        302,593
WGLI3(2)         Fund                                                    67,090
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SIEQ1(1)         Goldman Sachs VIT International                        618,235
SIEQ2(3)         Equity Fund                                             74,862
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SITO1(3)         Goldman Sachs VIT Internet                           2,474,625
SITO2(3)         Tollkeeper FundSM                                      406,651
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SAGP1(1)         Janus Aspen Series Aggressive                        7,759,317
SAGP2(3)         Growth Portfolio: Service Shares                     1,060,780
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGLT1(3)         Janus Aspen Series Global                            7,727,055
SGLT2(3)         Technology Portfolio: Service                          846,866
                 Shares
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRP1(1)         Janus Aspen Series Growth                           13,019,755
SGRP2(3)         Portfolio: Service Shares                            5,563,885
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SINT1(1)         Janus Aspen Series International                     6,620,288
SINT2(3)         Growth Portfolio: Service Shares                     1,485,383
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUDE1(1)         J.P. Morgan U.S. Disciplined                           742,799
SUDE2(3)         Equity Portfolio                                       224,868
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SREQ1(1)         Lazard Retirement Equity Portfolio                     137,652
SREQ2(3)                                                                 19,838
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRIE1(1)         Lazard Retirement International                        100,440
SRIE2(3)         Equity Portfolio                                        10,506
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SNDS1(1)         MFS(R) New Discovery Series -                        5,091,352
SNDS2(3)         Initial Class                                        1,854,314
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRSS1(1)         MFS(R) Research Series - Initial                     3,262,803
SRSS2(3)         Class                                                1,009,741
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUTS1(1)         MFS(R) Utilities Series - Initial                    4,320,686
WUTS3(2)         Class                                                1,544,408
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMCC1(1)         Royce Micro-Cap Portfolio                              607,969
SMCC2(3)                                                                191,658
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SPRM1(1)         Royce Small-Cap Portfolio                              478,835
SPRM2(3)                                                                 47,830
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SVLU1(1)         Third Avenue Value Portfolio                           504,133
SVLU2(3)                                                                219,182
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SISM1(1)         Wanger International Small Cap                       1,254,896
SISM2(3)                                                                404,687
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUSC1(1)         Wanger U.S. Small Cap                                  445,261
SUSC2(3)                                                                 33,057
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEQI1(1)         Wells Fargo VT Equity Income Fund                       52,756
WEQI3(2)                                                                588,121
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
                 Combined Variable Account                         $248,532,975
---------------- ------------------------------------ --------------------------

(1) Operations commenced on Feb. 11, 2000.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2000.

240192-20 F (11/01)

PART C.

Item 24.  Financial  Statements  and Exhibits

     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance sheet as of June 30, 2001.
     Statements of Income as of June 30, 2001 and 2000.
     Statements of Cash Flows as of June 30, 2001 and 2000.
     Notes to Financial Statements.

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000. Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

     Financial Statements included in Part B of this Registration Statement upon amendment:

     American Enterprise Variable Annuity Account

     Report of Independent Auditors dated March 23, 2001.
     Statements of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the period ended Dec. 31, 2000.
     Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to Registrant's Post-Effective
          Amendment  No.  7  to   Registration   Statement  No. 333-85567, filed
          on or about April 30, 2001.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999 is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity(SM) (form 240180), filed electronically as
          Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage(SM) Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44214), filed electronically as Exhibit
          4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of  Guaranteed  Minimum  Income  Benefit  Rider (6%  Accumulation
          Benefit Base) for the American Express Signature One Variable Annuity(SM) (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity(SM) (form 240183), filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity(SM) (form 240187), filed electronically as
          Exhibit 4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44215), filed electronically as Exhibit
          4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express Signature One Variable Annuity(SM) (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express Signature One Variable Annuity(SM) (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity(SM) (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity
          (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express(R) Signature One Variable Annuity (form 271155), filed electronically as
          Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express(R) Signature One Variable Annuity (form 271156), filed electronically as
          Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity(SM) (form 240181), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.1 (b)   Form of  Amendment  No.  5 to  Participation  Agreement  among  Putnam
          Capital  Manager  Trust,   Putnam  Mutual  Funds  Corp.  and  American
          Enterprise  Life  Insurance   Company  dated  July  16,  1999,   filed
          electronically  as  Exhibit  8.1  (b)  to  Registrant's  Pre-Effective
          Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American
          Enterprise Variable Life Account's Post-Effective   Amendment  No.  2
          to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.7 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
          1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express(R) Signature One Variable Annuity, filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Copy of schedule for computation of each performance quotation provided in the Registration Statement for Wells Fargo Advantage(SM) Variable Annuity and Wells Fargo Advantage(SM) Builder Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

13.2 Copy of schedule for computation of each performance quotation provided in the Registration Statement for the American Express Signature One Variable Annuity(SM) in response to Item 21, filed electronically as Exhibit 13.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

14.       Not applicable.

15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement
          333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.
                                                                                          Jurisdiction of
Name of Subsidiary                                                                        Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                               New York

II. International Banking Services

     American Express Bank Ltd.                                                           Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                               Minnesota
     American Centurion Life Assurance Company                                            New York
     American Enterprise Investment Services Inc.                                         Minnesota
     American Enterprise Life Insurance Company                                           Indiana
     American Express Asset Management Group Inc.                                         Minnesota
     American Express Asset Management International Inc.                                 Delaware
     American Express Asset Management International (Japan) Ltd.                         Japan
     American Express Asset Management Ltd.                                               England
     American Express Certificate Company                                                 Delaware
     American Express Client Service Corporation                                          Minnesota
     American Express Corporation                                                         Delaware
     American Express Financial Advisors Inc.                                             Delaware
     American Express Financial Corporation                                               Delaware
     American Express Insurance Agency of Arizona Inc.                                    Arizona
     American Express Insurance Agency of Idaho Inc.                                      Idaho
     American Express Insurance Agency of Nevada Inc.                                     Nevada
     American Express Insurance Agency of Oregon Inc.                                     Oregon
     American Express Minnesota Foundation                                                Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.                 Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.                 Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.             Pennsylvania
     American Express Trust Company                                                       Minnesota
     American Partners Life Insurance Company                                             Arizona
     IDS Cable Corporation                                                                Minnesota
     IDS Cable II Corporation                                                             Minnesota
     IDS Capital Holdings Inc.                                                            Minnesota
     IDS Futures Corporation                                                              Minnesota
     IDS Insurance Agency of Alabama Inc.                                                 Alabama
     IDS Insurance Agency of Arkansas Inc.                                                Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                           Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                              New Mexico
     IDS Insurance Agency of North Carolina Inc.                                          North Carolina
     IDS Insurance Agency of Utah Inc.                                                    Utah


     IDS Insurance Agency of Wyoming Inc.                                                 Wyoming
     IDS Life Insurance Company                                                           Minnesota
     IDS Life Insurance Company of New York                                               New York
     IDS Management Corporation                                                           Minnesota
     IDS Partnership Services Corporation                                                 Minnesota
     IDS Plan Services of California, Inc.                                                Minnesota
     IDS Property Casualty Insurance Company                                              Wisconsin
     IDS Real Estate Services, Inc.                                                       Delaware
     IDS Realty Corporation                                                               Minnesota
     IDS Sales Support Inc.                                                               Minnesota
     IDS Securities Corporation                                                           Delaware
     Investors Syndicate Development Corp.                                                Nevada
     Public Employee Payment Company                                                      Minnesota

Item 27.   Number of Contract owners

           As of June 30, 2001, there were 71 contract owners of non-qualified contracts and 434 contract owners of qualified contracts.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381           $662,606                None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 5th day of November, 2001.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 5th day of November, 2001.



Signature                                               Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
---------------------                     Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Carol A. Holton*                     Director, Vice President and Chief
----------------------                    Executive Officer
     Carol A. Holton

     ____________________                 Director
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
-------------------------                 Counsel and Secretary
     Teresa J. Rasmussen

/s/  Stuart A. Sedlacek*                  Executive Vice President
------------------------
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
-----------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
---------------------
     David L. Yowan


*Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By:/s/ James M. Odland
   ------------------
       James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRATION STATEMENT NO. 333-85567

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.